UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Courtney R. Taylor

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term ®

The Bond Fund
of America®

Special feature

Success with bonds in a
challenging market

▶ See page 6

Annual report for the year ended December 31, 2012

The Bond Fund of America seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31,  2012:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	1.92%	3.27%	4.53%

The total annual fund operating expense ratio is 0.60% for Class A shares as of the prospectus dated March 1, 2013 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.29%. The fund’s 12-month distribution rate for Class A shares as of that date was 2.43%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 34.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

With the economic picture improving for much of the world, including the United States, the bond market continued to produce positive returns for investors during 2012.

For the fiscal year ended December 31, 2012, The Bond Fund of America had a total return of 5.9%, surpassing the 4.2% return of its primary benchmark, the unmanaged Barclays U.S. Aggregate Index. The fund’s peer group measure, the Lipper Intermediate Investment Grade Debt Funds Average, returned 6.9% for the period.

Alongside preservation of capital, income remains a primary goal of the fund. For 2012, the fund paid monthly dividends totaling more than 33 cents a share. That amounts to an income return of 2.68% for those reinvesting dividends and a 2.65% income return for those taking dividends in cash.

Bond market overview

The fund’s year was marked by slow but steady improvement in the domestic and global economy — though the improvement was not consistent. The rough patches, including Europe’s ongoing debt and fiscal concerns, as well as continued economic worries at home, kept bond prices steady through much of the year.

Results at a glance

For periods ended December 31, 2012, with all distributions reinvested

	Total return	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 5/28/74)

The Bond Fund of America (Class A shares)	5.90%	6.57%	4.06%	4.92%	8.31%
Barclays U.S. Aggregate Index*	4.21	6.19	5.95	5.18	8.26
Lipper Intermediate Investment
Grade Debt Funds Average	6.87	6.99	5.96	5.03	7.77

*	The Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. These indexes are unmanaged and, therefore, have no expenses.

In this report

Special feature

6	Success with bonds in a challenging market

Contents

1	Letter to investors

4	The value of a long-term perspective

12	Summary investment portfolio

17	Financial statements

35	Board of trustees and other officers

The Bond Fund of America	1

The United States saw an uptick in gross domestic product through the year, including a 3.1% increase in the third quarter of 2012. Likewise, unemployment fell below 8% during the year. Nonetheless, concerns remained regarding the pace and strength of the economic recovery.

The Federal Reserve kept the nation’s benchmark rate between zero and 0.25%, and instituted a series of monthly bond purchases that will be regularly adjusted depending on the health of the economy. The Fed also promised to keep rates unchanged until such time as unemployment falls to 6.5%.

President Obama and Congress reached an agreement in December to keep income taxes from rising for most Americans, but much of the fiscal cliff debate remains unresolved. Payroll taxes did increase at the beginning of 2013, but the question of deep spending cuts was merely postponed for a few months. These issues, as well as congressional approval of an increase in the nation’s debt ceiling, face political leaders in the coming months, and may have a negative effect on the economy.

Overseas, the member nations of the euro zone continued to wrestle with high levels of debt and continued austerity measures in several countries. Despite some headway on a number of fronts, including a newfound willingness on the part of the European Central Bank to lower interest rates, many debt-related questions have yet to be addressed as of this writing.

Despite these issues, bond investors seemed willing to take on additional risk during the fund’s fiscal year. Yields on most U.S. Treasuries were little changed year-to-year, whereas corporate offerings saw strong returns, particularly those of longer duration and lower credit quality.

Inside the portfolio

In the current environment, the fund’s portfolio counselors opted for a more conservative approach. As the economy continues to improve, the bond market bears the risk of a selloff, which would decrease the value of the fund’s holdings. We believe the fund’s current position can allow it to better take advantage of future moves in the bond market.

The fund’s holdings in corporate bonds and notes remained steady over the course of the year — from 31% of the portfolio a year ago to 30% as of December 31. Overall, corporates were additive to returns, especially when compared to the Barclays index.

The fund increased its holdings in Treasuries. As of December 31, the fund held 22% of the portfolio in Treasuries, up from 20% a year ago. Within all asset classes, the fund remains positioned with a bias toward shorter durations and higher credit quality throughout the portfolio, with a small number of high-yield bonds the exception.

Mortgage-backed securities continued to be a staple of the portfolio, as they tend to yield more than Treasuries while still

2	The Bond Fund of America

boasting government backing. The fund’s mortgage holdings represented 34% of the portfolio, compared to 35% the year prior.

High-yield corporate bonds were particularly helpful to the fund’s total return. The fund’s high-yield position was 5.2% of the portfolio at year’s end, down from 6.5% a year ago.

Looking ahead

While it can be tempting to seek out additional yield in the current environment, especially with safer investments like Treasuries yielding relatively little, the fund’s portfolio counselors believe in a long-term view. This view currently takes into account the probability of continued economic improvement over the coming year. Historically, this has often meant declines in bond prices as investors’ risk appetites prompt a move out of bonds.

If there are price declines in the bond market, the fund can offset them to a degree. As bonds in the portfolio mature, we are able to buy new bonds at higher yields, thus increasing income as we seek to maintain a positive total return. We believe the fund is well-positioned to do this in the months and years ahead.

There are certainly challenges to the global economy that could keep bond prices higher. The ongoing negotiations over the debt ceiling and spending could prompt investors to maintain or even increase their bond holdings, especially if the talks remain contentious. Likewise, the situation in Europe remains difficult, though we are cautiously optimistic that incremental solutions may help improve the debt and economic issues there.

Our outlook for the bond market and the fund’s positioning is informed by our research. For a closer look at how the fund’s investment professionals seek to understand the challenges and opportunities in the bond market, please see our special feature starting on page 6.

We thank you for your continued interest in The Bond Fund of America and look forward to reporting to you again in six months.

Cordially,

John H. Smet
President

February 11, 2013

For current information about the fund, visit americanfunds.com.

The Bond Fund of America	3

The value of a long-term perspective

How a $10,000 investment has grown over the fund’s lifetime

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

There have always been reasons not to invest. You will find, however, that despite occasional stumbles, financial markets have tended to reward investors over the long term.

Dividends, particularly when reinvested, have accounted for virtually all of the fund’s overall results. The table beneath the chart details the fund’s annual dividends and the cumulative value of the original investment.

Average annual total returns based on a $1,000 investment (for periods ended December 31, 2012)* 1 year 5 years 10 years Class A shares 1.92% 3.27% 4.53% *Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge. The total annual fund operating expense ratio is 0.60% for Class A shares as of the prospectus dated March 1,2013 (unaudited). Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Year ended
December 31	1974	[6]	1975	1976	1977	1978	1979	1980	1981	1982	1983	1984	1985	1986	1987	1988	1989	1990	1991	1992	1993
Total value
Dividends reinvested	$418		907	1,020	1,126	1,211	1,401	1,724	2,118	2,434	2,556	2,869	3,227	3,604	3,787	3,953	4,471	4,699	4,909	5,275	5,325
Value at year-end	$9,988		11,254	13,293	13,977	14,261	14,710	15,230	16,242	21,586	23,628	26,450	33,488	38,568	39,324	43,533	47,942	49,509	59,927	66,722	76,155
BFA’s total return	(0.1)%		12.7	18.1	5.1	2.0	3.1	3.5	6.6	32.9	9.5	11.9	26.6	15.2	2.0	10.7	10.1	3.3	21.0	11.3	14.1

1	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
2	The maximum initial sales charge was 8.5% prior to December 15, 1986, when it became 4.75% until January 9, 2000.
3	From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/ Credit Index was used because the Barclays U.S. Aggregate Index did not yet exist.

4	The Bond Fund of America

1994	1995	1996	1997	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011	2012
																				Average annual total
5,733	6,178	6,473	6,704	7,007	7,398	8,190	8,228	8,189	7,370	6,913	7,924	7,949	8,950	10,094	7,469	6,904	6,510	5,304		return for
72,335	85,536	91,274	99,709	104,863	107,265	113,906	122,051	129,514	145,335	153,837	156,815	166,032	171,635	150,619	173,071	185,705	197,790	209,450		fund’s lifetime:
(5.0)	18.2	6.7	9.2	5.2	2.3	6.2	7.2	6.1	12.2	5.8	1.9	5.9	3.4	(12.2)	14.9	7.3	6.5	5.9	▶	8.20%[4]

Since January 1, 1976, the Barclays U.S. Aggregate Index has been used. These indexes are unmanaged and, therefore, have no expenses.

4	Includes reinvested dividends of $196,523 and reinvested captital gain distributions of $4,573.
5	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
6	For the period ended May 28, 1974 (when fund operations began), through December 31, 1974.

The results shown are before taxes on fund distributions and sale of fund shares.

The Bond Fund of America	5

Success with bonds
in a challenging market

In order to succeed on behalf of investors, The Bond Fund of America’s investment professionals seek to generate returns while being aware of the risks inherent in today’s bond markets.

Success in bond investing can be defined in many ways. Certainly, those investors who remember the equity downturn of the past decade are very aware of the bond market’s tradition of preserving capital. Generating yield in order to help investors meet their portfolios’ income goals is also important.

In order to meet those needs in today’s challenging bond market, the investment professionals working on behalf of The Bond Fund of America seek to understand the unique risks that bond investing entails, and balance those risks against the desire for return.

While the bond market is widely regarded as safer than the historically more volatile equity market, the risk of losing money is still a part of bond investing. Thus, risk analysis within The Bond Fund of America is a continual process, one that informs every decision the fund’s investment professionals make.

“We know that investors come to us in order to preserve capital, while generating income at the same time,” says fund president John Smet. “In order to succeed, we have to really understand the risks we take, both as individual managers and within the fund as a whole.”

A comprehensive, reasoned approach

The Bond Fund of America always has been known for the comprehensive research that informs the fund’s investment decisions. In addition to researching the individual characteristics of each bond offering, the fund employs a variety of tools to look at the bigger picture as well, from economic analysis to computerized market modeling.

The totality of this research goes into both individual potential investments and continued monitoring of all the fund’s assets. Decisions, ultimately, come down to experience and judgment.

“You have to start with the concept of being very deliberate about the positions you’re taking as an investor,” says portfolio counselor David Hoag. “Everything you do has to take into account the risks the portfolio is currently taking, and whether that’s consistent with the investment view you have. It sounds really basic, but there are a lot of moving parts in a bond portfolio.”

Indeed, there are multiple risk factors to account for in any given potential investment, as you can see in the sidebar on page 9. Every one of those factors comes into play when an investment professional weighs the holdings in his or her portfolio, as well as when the fund’s portfolio counselors weigh the current market environment against the entirety of the fund’s assets.

The Bond Fund of America	7

Analyzing risk potential

The interplay of these various risk factors on an individual level becomes exponentially more complex when looking at the fund as a whole. In order to best study the fund’s current holdings, the Risk and Quantitative Solutions (RQS) group provides the fund’s portfolio counselors with detailed analysis based on computer modeling.

This is done by taking a “virtual” portfolio — representing each of the fund’s nearly 2,000 individual holdings — and subjecting it to a variety of simulations designed to mirror the effects of potential economic scenarios and market movements over time. The level of detail such analysis offers allows the fund’s investment professionals to ferret out potential weaknesses and identify possible opportunities before they might actually arise.

“The big challenge for us is future risk,” says John. “It’s not just saying, for example, what happens if Europe declines? It’s about the second and third derivatives of those future events, and modeling those allows us to really understand the bigger picture.”

Twice a year, the RQS group formally presents a wide variety of simulations to the fund’s investment professionals, providing possible answers to a multitude of what-ifs. What if inflation rises? What if the economy falters? What would a European recovery look like? These and many other possibilities are projected for the portfolio counselors and analysts to consider when making their investment decisions.

“We can explore a lot of different questions by running these projections, and not just economic ones, but questions about the decisions we could make,” says RQS analyst Pei Yin. “What if we increase or decrease our duration? What if we add to municipal or high-yield bonds? What about currency impacts? These are all experiments we can do within the virtual portfolio and analyze the results.”

In addition, they provide frequent updates to each individual investment professional, and can readily answer a variety of risk-related questions.

“They give us an objective look at our portfolios we might not otherwise have,” says portfolio counselor Thomas Hogh. “You never want to take on excessive risk, and the RQS group can help us find those risks that aren’t immediately evident.”

Informed, deliberate decisions

This kind of computer modeling can also help investment professionals understand how even small-scale decisions — the purchase or sale of a single bond, perhaps — can affect entire portfolios and perhaps the fund overall.

8	The Bond Fund of America

Risks in bond investing

Any kind of investing requires a great deal of research to understand the risks involved, but the number of variables in the fixed-income marketplace is striking. Here’s a handful of the many types of risk BFA’s professionals consider with each potential investment.

•	Interest rates and duration: Typically, interest rates rise in a strong economy and fall in times of weakness, though not always. Bond investors must determine a viewpoint on the future direction of rates. That helps them determine the duration of their potential investment. If rates are expected to rise, buying a short-duration bond allows for more flexibility, since that bond will reach maturity faster, allowing the investor to use the proceeds to buy a longer duration bond that will offer a higher yield. On the other hand, if rates are expected to fall, buying a longer duration bond locks in a higher rate presently than what is expected in the future. The risk here is in locking into a less favorable interest rate for too long.

•	Credit quality: The fortunes of a given bond’s issuer represent another form of risk. The fund’s analysts assess the credit quality of each individual issuer and evaluate whether the yield of its bonds truly compensate the fund for the credit risk they pose. At times, lower credit quality may mean a higher yield compared to other bonds. This may suggest value for the fund if our analysts believe the issuer’s credit is likely to improve.

•	Emerging markets and high-yield bonds: BFA invests a small percentage of its portfolio in high-yield bonds (issued by low-credit-quality issuers) and bonds from countries of emerging markets. These bonds typically have a high potential for income, but also a higher risk of losing value and possibly defaulting.

•	Liquidity: There may be scenarios in which the fund’s portfolio counselors and analysts will want to sell assets quickly — but will there be an interested buyer when the time comes? A bond’s liquidity represents its ability to be bought and sold easily. High-liquidity bonds are numerous and regularly traded. U.S. Treasuries, for example, are the most liquid bonds in the world. A low-liquidity bond may represent increased risk because there may be few buyers available at a given price, increasing the chance that the bond may be sold for less than the amount desired. However, the fund’s ability to hold bonds for the long term may allow the fund to take advantage of the higher yields the illiquid bonds often feature.

•	Currency: The fund currently has roughly 1.2% of its portfolio in non-dollar-denominated bonds. While fluctuating currencies may have a negative effect on these holdings, research into the currencies in question may help anticipate those movements, potentially enhancing returns.

The Bond Fund of America	9

“Once you isolate the risks within an investment, the next step is to understand how all those risks interact with one another — and that can get complex,” David says. “That to me is what the RQS group does, counseling me on the risks I’m taking, making me aware of the different ways any given decision could affect what I’m doing overall.”

Of course, the decision is still up to the individual portfolio counselor and analyst, and each individual weighs risk in his or her portfolio in different ways. Portfolio counselor Wesley Phoa, for example, asks himself three basic questions about any given investment and how that will relate to the overall success of his portfolio:

•	Outlook: Each investment professional has their own personal viewpoints on the bond market, and measures their portfolio positions against that outlook. “Is this investment I’m considering consistent with how I think the market and the world is going to look down the road?” Wesley asks. “I measure it against the probabilities I assign to different scenarios, and how it’s related to other asset classes and positions I can take.”

•	Balancing risk and reward: “Am I being paid enough to assume that risk? We do a lot of computer modeling that analyzes bond prices in different environments, to determine whether or not the return could truly be worth the risk. If it’s not, I would have to reconsider.”

•	The portfolio: “How does this affect the total amount of risk I’ve taken on currently? That weighs the investment against the totality of my portfolio. I don’t want to pile on the same kind of risk over and over, because if I take on too much risk in one direction, the losses are compounded if something else happens instead.”

Finding the right opportunities

Success comes not only from minimizing potential risks, but offsetting them whenever possible. Analyst Ritchie Tuazon, who researches the U.S. Treasury market, prefers to find bond market disparities that may work in his favor — investments that have a potential to make more if his views are right and lose less if he’s wrong.

Currently, Ritchie helps the fund analyze TIPS — Treasury Inflation-Protected Securities. The value of these securities is indexed to inflation, so if inflation rises, so does the value of the bond. By analyzing the potential for inflation in the U.S. economy, Ritchie can determine whether or not a certain TIPS offering could prove beneficial to the fund over the long term.

For example, Ritchie may consider adding a particular TIPS note to his holdings. If

10	The Bond Fund of America

his outlook on the Treasury market is correct, he could stand to make a 1% profit on the investment if inflation rises as he expects. If he’s wrong, the worst case scenario might be that he only loses 0.3%. “That’s the kind of investment I look for,” he says. “When the market presents you with an opportunity like that, I think that’s a worthwhile level of risk to take.”

That 1% might not seem like a lot, but in the bond market, outsized returns are uncommon. Successful incremental investments, even small ones, can provide meaningful returns over time, and can make more sense than taking on large amounts of risk with the promise of larger returns.

“We’re very much aware of the reasons why investors choose this fund — for preservation of capital as well as income,” Thomas says. “A bad year in the bond market would be nothing compared to a bad year in equities, and even then we’re working to try to make those losses as minimal as possible.”

Diversification helps as well. Different segments of the bond market react to events differently. For example, a strong economy may mean Treasuries can have weaker prices, while corporate bonds can rise in value. A diverse portfolio can help reduce risk and volatility, while also providing steadier returns for the overall fund.

“When you get risk and return from a variety of places, it makes it less likely for any one thing to have a major negative impact,” John says. “Knowing where to find value, knowing where you can offset risks and diversify returns — those are the things that are going to make a bond portfolio like BFA truly effective for our investors.” ¾

With thousands of variables and at least as many scenarios that could affect them, doing any kind of computer modeling of the bond market requires a great deal of expertise. A Ph.D. in mathematics, for example, might be a good place to start.

Pei Yin received her doctorate, with a concentration in mathematical finance, from the University of Missouri-Columbia. She also holds a dual master’s degree in both economics and mathematics from the same institution, and has taught advanced mathematics both in the U.S. and her native China.

Her focus within the RQS group includes stress testing the fund, and individual portfolios within it, through a battery of different market and economic scenarios. She also helps develop recommendations on how to position investments along the yield curve and how they might be hedged.

“To me, there needs to be science behind investing,” Pei says. “There are still risks, because we’re in the business of probabilities, and you can’t know the future. But you need to take an informed risk and that’s what I try to do — to inform my colleagues.”

The Bond Fund of America	11

Summary investment portfolio December 31, 2012

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Portfolio by type of security     Percentage of net assets

Portfolio by type of security Percent of net assets U.S. Treasury Corporate bonds bonds & notes & notes 29.81% 21.87% Mortgage-backed obligations Bonds & notes 33.96% of governments & government agencies outside the U.S. 3.58% Federal agency bonds & notes 2.85% Other bonds & notes 1.12% Short-term securities & other Other securities 0.07% assets less liabilities 6.74%

Portfolio quality summary*	Percent of net assets
U.S. government obligations†	23.9%
Federal agencies	31.3
AAA	3.8
AA	5.0
A	11.1
BBB	12.5
BB or below	5.2
Unrated	0.5
Short-term securities & other assets less liabilities	6.7

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds & notes — 93.19%	Principal amount (000)	Value (000)	Percent of net assets
Mortgage-backed obligations — 33.96%
Federal agency mortgage-backed obligations[1] — 30.76%
Fannie Mae:
2.50% 2027	$237,442	$248,547
3.00% 2027	95,361	101,950
2.50% 2028	490,520	513,054
3.00% 2028	419,558	442,961
3.50% 2028	303,440	321,978
6.00% 2038	111,079	121,672
4.00% 2041	151,081	166,085
4.00% 2041	89,327	98,198	23.90%
3.50% 2042	93,237	100,270
3.00% 2043	1,332,405	1,396,527
3.50% 2043	721,888	769,854
4.00% 2043	122,055	130,866
6.00% 2043	107,733	117,682
0%–11.187% 2017–2047[2,3]	3,323,766	3,591,454
Freddie Mac:
4.50% 2042	92,864	99,680	5.02
0%–7.50% 2016–2047[2]	1,489,778	1,605,144
Government National Mortgage Assn.:
4.00% 2040	98,989	109,094
3.50% 2043	114,883	124,854	1.77
0%–10.00% 2021–2043	338,227	366,958
Other securities		25,620	.07
		10,452,448	30.76

12	The Bond Fund of America

Bonds & notes	Value (000)	Percent of net assets
Other mortgage-backed securities — 3.20%
Other securities	$1,088,460	3.20%
Total mortgage-backed obligations	11,540,908	33.96

Corporate bonds & notes — 29.81%

Financials — 7.25%
Other securities	2,463,956	7.25

Energy — 4.16%
Other securities	1,415,207	4.16

Health care — 3.52%
Other securities	1,196,135	3.52

Industrials — 3.14%
Other securities	1,068,603	3.14

Consumer discretionary — 2.67%
Other securities	905,396	2.67

Utilities — 2.40%
Other securities	814,725	2.40

Consumer staples — 2.17%
Other securities	737,007	2.17

Telecommunication services — 1.83%
Other securities	622,885	1.83

Materials — 1.72%
Other securities	583,204	1.72

Information technology — 0.95%
Other securities	322,354	.95
Total corporate bonds & notes	10,129,472	29.81

The Bond Fund of America	13

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 21.87%
U.S. Treasury — 19.19%
0.25% 2014	$171,500	$171,587
1.25% 2014	299,085	302,578
1.875% 2014	221,550	225,830
2.125% 2015	115,500	121,545
1.00% 2016	180,450	183,862
2.00% 2016	95,000	99,935
2.375% 2016	100,000	106,328
0.625% 2017	110,845	110,691
0.875% 2017	229,700	232,454
0.875% 2017	100,810	102,105
1.00% 2017	244,646	248,957
3.25% 2017	93,480	103,960	19.19%
1.00% 2019	100,000	99,207
1.125% 2019	435,950	438,269
1.625% 2022	691,617	683,318
1.75% 2022	243,000	244,822
7.125% 2023	85,000	128,058
6.875% 2025	77,500	119,217
6.00% 2026	88,325	127,630
4.50% 2036	116,957	153,369
3.75% 2041	100,846	118,100
3.00% 2042	168,500	171,027
0.125%–8.75% 2013–2042	2,005,124	2,228,213
		6,521,062	19.19

U.S. Treasury inflation-protected securities[4] — 2.68%
0.125% 2017	286,935	307,241
0.125% 2022	150,518	163,378
0.75% 2042	139,891	153,295	2.68
0.125%–2.375% 2013–2041	260,050	287,181
		911,095	2.68
Total U.S. Treasury bonds & notes		7,432,157	21.87

Bonds & notes of governments & government agencies outside the U.S. — 3.58%
Other securities		1,216,271	3.58

Federal agency bonds & notes — 2.85%
Federal Home Loan Bank:
Series 2753, 0.28% 2013	100,000	100,031
1.00%–5.50% 2013–2036	194,885	203,993	.89
Freddie Mac 0.50%–5.50% 2014–2019	248,835	261,435	.77
Fannie Mae:
0.75% 2013	99,300	99,793
0.50%–7.125% 2013–2030	90,045	98,497	.58
Other securities		206,319	.61
		970,068	2.85

14	The Bond Fund of America

Bonds & notes	Value (000)	Percent of net assets
Other — 1.12%
Other securities	$380,678	1.12%
Total bonds & notes (cost: $30,121,248,000)	31,669,554	93.19

Convertible securities — 0.04%
Information technology — 0.04%
Other securities	12,032	.04
Total convertible securities (cost: $10,588,000)	12,032	.04

Preferred securities — 0.01%
Financials — 0.01%
Other securities	4,213	.01
Total preferred securities (cost: $5,820,000)	4,213	.01

Common stocks — 0.02%
Other — 0.02%
Other securities	7,395	.02
Total common stocks (cost: $19,023,000)	7,395	.02

Warrants — 0.00%
Energy — 0.00%
Other securities	20	.00
Total warrants (cost: $671,000)	20	.00

Short-term securities — 16.32%	Principal amount (000)

Fannie Mae 0.125%–0.185% due 1/2–7/1/2013	$1,369,017	1,368,787	4.03
Freddie Mac 0.10%–0.20% due 1/22–8/20/2013	1,271,251	1,270,917	3.74
U.S. Treasury Bills 0.109%–0.18% due 1/10–11/14/2013	1,183,500	1,183,090	3.48
Federal Home Loan Bank 0.08%–0.21% due 1/7–12/10/2013	942,572	942,324	2.77
Federal Farm Credit Banks 0.17%–0.22% due 3/1–12/2/2013	170,000	169,923	.50
Variable Funding Capital Company LLC 0.17%–0.18% due 1/11–1/24/2013[5]	151,000	150,987	.45
Chariot Funding, LLC 0.16% due 1/14/2013[5]	50,000	49,997
Jupiter Securitization Co., LLC 0.21%–0.25% due 1/3–3/26/2013[5]	73,398	73,373	.36
Other securities		336,252	.99
Total short-term securities (cost: $5,544,725,000)		5,545,650	16.32

Total investment securities (cost: $35,702,075,000)		37,238,864	109.58
Other assets less liabilities		(3,254,779)	(9.58)

Net assets		$33,984,085	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $4,983,000, at a cost of $9,452,000, and which represented .01% of the net assets of the fund) was acquired from 9/17/2009 to 9/9/2011 through private placement transactions exempt from registration under the Securities Act of 1933 which may subject it to legal or contractual restrictions on resale.

The Bond Fund of America	15

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount			Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)		at 12/31/2012 (000)
Sales:
Brazilian reais	1/11/2013	JPMorgan Chase	$18,688	BRL	38,475	$(353)
British pounds	2/22/2013	UBS AG	$9,737		£6,150	(239)
Colombian pesos	1/22/2013	JPMorgan Chase	$5,780	COP	10,408,000	(100)
Euros	1/14/2013	Barclays Bank PLC	$11,571		€8,970	(270)
Euros	1/14/2013	Citibank	$1,834		€1,400	(14)
Euros	3/21/2013	UBS AG	$10,631		€8,020	37
Japanese yen	1/31/2013	UBS AG	$25,541		¥1,905,937	1,940
New Turkish liras	3/4/2013	Citibank	$8,391	TRY	15,160	(36)
						$965

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The interest rate swaps shown are generally indicative of the volume of activity over the prior 12-month period.

Floating rate index	Fixed rate	Expiration date	Counterparty	Notional amount (000)	Unrealized appreciation at 12/31/2012 (000)
Counterparty receives floating rate:
3-month USD-LIBOR	1.74125%	6/7/2022	Citibank	$11,975	$18
3-month USD-LIBOR	2.61	2/17/2032	JPMorgan Chase	72,000	546
					$564

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Coupon rate may change periodically.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $20,060,000, which represented .06% of the net assets of the fund.
4	Index-linked bond whose principal amount moves with a government price index.
5	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $3,803,815,000, which represented 11.19% of the net assets of the fund.

Key to abbreviations and symbols
BRL = Brazilian reais
COP = Colombian pesos

€ = Euros

£ = British pounds

¥ = Japanese yen

TRY = Turkish lira

See Notes to Financial Statements

16	The Bond Fund of America

Financial statements

Statement of assets and liabilities
at December 31, 2012		(dollars in thousands)

Assets:
Investment securities, at value (cost: $35,702,075)		$37,238,864
Cash		4,946
Unrealized appreciation on open forward currency contracts		1,977
Unrealized appreciation on interest rate swaps		564
Receivables for:
Sales of investments	$1,292,914
Sales of fund’s shares	61,718
Closed forward currency contracts	1,875
Interest rate swaps	707
Dividends and interest	212,351	1,569,565
		38,815,916

Liabilities:
Unrealized depreciation on open forward currency contracts		1,012
Payables for:
Purchases of investments	4,726,581
Repurchases of fund’s shares	83,537
Closed forward currency contracts	13
Interest rate swaps	29
Investment advisory services	5,370
Services provided by related parties	14,142
Trustees’ deferred compensation	571
Other	576	4,830,819
Net assets at December 31, 2012		$33,984,085

Net assets consist of:
Capital paid in on shares of beneficial interest		$34,739,134
Undistributed net investment income		9,484
Accumulated net realized loss		(2,302,914)
Net unrealized appreciation		1,538,381
Net assets at December 31, 2012		$33,984,085

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (2,624,416 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$24,142,417	1,864,395	$12.95
Class B	441,092	34,063	12.95
Class C	2,400,091	185,347	12.95
Class F-1	1,452,243	112,149	12.95
Class F-2	483,203	37,315	12.95
Class 529-A	1,100,763	85,006	12.95
Class 529-B	39,165	3,024	12.95
Class 529-C	476,591	36,805	12.95
Class 529-E	60,596	4,680	12.95
Class 529-F-1	72,616	5,608	12.95
Class R-1	80,595	6,224	12.95
Class R-2	807,341	62,347	12.95
Class R-3	954,930	73,744	12.95
Class R-4	601,639	46,461	12.95
Class R-5	311,474	24,054	12.95
Class R-6	559,329	43,194	12.95

See Notes to Financial Statements

The Bond Fund of America	17

Statement of operations
for the year ended December 31, 2012		(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $128)	$984,972
Dividends	226	$985,198

Fees and expenses*:
Investment advisory services	65,013
Distribution services	112,073
Transfer agent services	47,880
Administrative services	7,008
Reports to shareholders	1,812
Registration statement and prospectus	640
Trustees’ compensation	366
Auditing and legal	184
Custodian	328
State and local taxes	149
Other	1,870	237,323
Net investment income		747,875

Net realized gain and unrealized appreciation on investments, forward currency contracts, interest rate swaps and currency:
Net realized gain (loss) on:
Investments	854,763
Forward currency contracts	15,236
Interest rate swaps	1,857
Currency transactions	(2,707)	869,149
Net unrealized appreciation (depreciation) on:
Investments	271,460
Forward currency contracts	(3,818)
Interest rate swaps	564
Currency translations	933	269,139
Net realized gain and unrealized appreciation on investments, forward currency contracts, interest rate swaps and currency		1,138,288
Net increase in net assets resulting from operations		$1,886,163

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

18	The Bond Fund of America

Statements of changes in net assets
	(dollars in thousands)

	Year ended December 31
	2012	2011
Operations:
Net investment income	$747,875	$1,051,588
Net realized gain on investments, forward currency contracts, interest rate swaps and currency transactions	869,149	804,549
Net unrealized appreciation on investments, forward currency contracts, interest rate swaps and currency translations	269,139	214,449
Net increase in net assets resulting from operations	1,886,163	2,070,586

Dividends paid to shareholders from net investment income	(837,630)	(1,109,104)

Net capital share transactions	(357,290)	(4,289,380)

Total increase (decrease) in net assets	691,243	(3,327,898)

Net assets:
Beginning of year	33,292,842	36,620,740
End of year (including undistributed net investment income: $9,484 and $14,675, respectively)	$33,984,085	$33,292,842

See Notes to Financial Statements

The Bond Fund of America	19

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the

20	The Bond Fund of America

accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable secu- rities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business

The Bond Fund of America	21

developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds & notes:
Mortgage-backed obligations	$—	$11,540,908	$—	$11,540,908
Corporate bonds & notes	—	10,129,472	—	10,129,472
U.S. Treasury bonds & notes	—	7,432,157	—	7,432,157
Bonds & notes of governments & government agencies outside the U.S.	—	1,216,271	—	1,216,271
Federal agency bonds & notes	—	970,068	—	970,068
Other	—	380,678	—	380,678
Convertible securities	—	12,032	—	12,032
Preferred securities	—	4,213	—	4,213
Common stocks	—	—	7,395	7,395
Warrants	—	—	20	20
Short-term securities	—	5,545,650	—	5,545,650
Total	$—	$37,231,449	$7,415	$37,238,864

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,977	$—	$1,977
Unrealized appreciation on interest rate swaps	—	564	—	564
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,012)	—	(1,012)
Total	$—	$1,529	$—	$1,529

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

22	The Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and report standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

The Bond Fund of America	23

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of December 31, 2012, the fund’s maximum exposure of unfunded loan commitments was $5,201,000, which would represent 0.02% of the net assets of the fund should such commitments become due. Unrealized appreciation of $47,000 is included in other payables in the statement of assets and liabilities and net unrealized appreciation on investments in the statement of operations.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Interest rate swaps — The fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed-interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Upon entering into interest rate swaps, risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

On a daily basis, the fund’s investment adviser records interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. Unrealized appreciation or depreciation as a result of market fluctuation is recorded as an asset or liability. Periodic payments received or made by the fund are recorded in the fund’s statement of operations as realized gains or losses, respectively. Gains or losses are realized upon early termination or expiration of the interest rate swap agreement.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts and interest rate swaps as of December 31, 2012 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$1,977	Unrealized depreciation on open forward currency contracts	$1,012
Forward currency	Receivables for closed forward currency contracts	1,875	Payables for closed forward currency contracts	13
Interest rate swaps	Unrealized appreciation on interest rate swaps	564	Unrealized depreciation on interest rate swaps	—
Interest rate swaps	Receivables for interest rate swaps	707	Payables for interest rate swaps	29
		$5,123		$1,054

	Net realized gain		Net unrealized (depreciation) appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$15,236	Net unrealized depreciation on forward currency contracts	$(3,818)
Interest rate swaps	Net realized gain on interest rate swaps	1,857	Net unrealized appreciation on interest rate swaps	564
		$17,093		$(3,254)

24	The Bond Fund of America

Collateral — To reduce the risk to counterparties of forward currency contracts and interest rate swaps, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts and open interest rate swaps by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2009, by state tax authorities for tax years before 2008 and by tax authorities outside the U.S. for tax years before 2007.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2012, the fund reclassified $17,000 from undistributed net investment income to capital paid in on shares of beneficial interest and $84,581,000 from accumulated net realized loss to undistributed net investment income to align financial reporting with tax reporting.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$20,766
Capital loss carryforward expiring 2017*	(2,282,849)
Gross unrealized appreciation on investment securities	1,608,356
Gross unrealized depreciation on investment securities	(101,258)
Net unrealized appreciation on investment securities	1,507,098
Cost of investment securities	35,731,766

*	Reflects the utilization of capital loss carryforward of $764,205,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

The Bond Fund of America	25

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2012	2011
Class A	$621,073	$810,868
Class B	9,658	18,892
Class C	44,097	67,795
Class F-1	40,349	55,627
Class F-2	10,022	12,381
Class 529-A	26,493	30,674
Class 529-B	800	1,543
Class 529-C	8,100	10,857
Class 529-E	1,310	1,518
Class 529-F-1	1,853	1,970
Class R-1	1,629	2,462
Class R-2	14,657	20,870
Class R-3	22,069	30,154
Class R-4	17,023	23,891
Class R-5	9,015	10,844
Class R-6	9,482	8,758
Total	$837,630	$1,109,104

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.11% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2012, the investment advisory services fee was $65,013,000, which was equivalent to an annualized rate of 0.193% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2012, there were no unreim-bursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

26	The Bond Fund of America

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The board of trustees approved an amended administrative services agreement with CRMC effective January 1, 2012. Under this agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the year ended December 31, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$57,438	$34,219	$2,391	Not applicable
Class B	5,192	746	Not applicable	Not applicable
Class C	24,533	3,445	1,229	Not applicable
Class F-1	3,884	1,656	780	Not applicable
Class F-2	Not applicable	351	177	Not applicable
Class 529-A	2,349	1,141	529	$1,050
Class 529-B	461	59	23	46
Class 529-C	4,690	545	236	468
Class 529-E	289	43	29	58
Class 529-F-1	—	73	34	68
Class R-1	888	102	44	Not applicable
Class R-2	5,937	2,932	401	Not applicable
Class R-3	4,790	1,740	487	Not applicable
Class R-4	1,622	664	328	Not applicable
Class R-5	Not applicable	160	156	Not applicable
Class R-6	Not applicable	4	164	Not applicable
Total class-specific expenses	$112,073	$47,880	$7,008	$1,690

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $366,000, shown on the accompanying financial statements, includes $292,000 in current fees (either paid in cash or deferred) and a net increase of $74,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

The Bond Fund of America	27

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2012

Class A	$3,729,354	290,912	$593,959	46,325	$(4,579,516)	(357,570)	$(256,203)	(20,333)
Class B	38,430	2,999	9,314	727	(236,173)	(18,455)	(188,429)	(14,729)
Class C	392,273	30,625	41,699	3,253	(631,582)	(49,349)	(197,610)	(15,471)
Class F-1	406,021	31,737	39,661	3,093	(562,716)	(43,828)	(117,034)	(8,998)
Class F-2	260,938	20,263	8,947	697	(116,773)	(9,106)	153,112	11,854
Class 529-A	227,520	17,770	26,403	2,059	(166,598)	(12,978)	87,325	6,851
Class 529-B	5,707	446	792	61	(22,536)	(1,760)	(16,037)	(1,253)
Class 529-C	104,138	8,136	8,067	630	(94,110)	(7,328)	18,095	1,438
Class 529-E	13,306	1,040	1,305	102	(9,387)	(732)	5,224	410
Class 529-F-1	22,664	1,770	1,845	144	(13,221)	(1,027)	11,288	887
Class R-1	23,307	1,822	1,619	127	(37,715)	(2,939)	(12,789)	(990)
Class R-2	259,787	20,277	14,507	1,132	(297,837)	(23,268)	(23,543)	(1,859)
Class R-3	309,892	24,210	21,892	1,708	(370,227)	(28,898)	(38,443)	(2,980)
Class R-4	237,147	18,520	16,943	1,322	(342,496)	(26,679)	(88,406)	(6,837)
Class R-5	113,342	8,855	8,905	695	(130,124)	(10,173)	(7,877)	(623)
Class R-6	358,279	27,779	9,477	737	(53,719)	(4,184)	314,037	24,332
Total net increase (decrease)	$6,502,105	507,161	$805,335	62,812	$(7,664,730)	(598,274)	$(357,290)	(28,301)

Year ended December 31, 2011

Class A	$3,467,987	279,545	$765,805	61,887	$(6,884,549)	(558,485)	$(2,650,757)	(217,053)
Class B	44,459	3,577	18,764	1,517	(362,284)	(29,378)	(299,061)	(24,284)
Class C	371,536	29,938	62,888	5,082	(919,444)	(74,624)	(485,020)	(39,604)
Class F-1	412,064	33,336	53,763	4,345	(858,836)	(69,567)	(393,009)	(31,886)
Class F-2	110,665	8,951	10,052	812	(212,590)	(17,245)	(91,873)	(7,482)
Class 529-A	190,513	15,376	30,551	2,468	(164,943)	(13,348)	56,121	4,496
Class 529-B	5,616	453	1,527	123	(27,875)	(2,258)	(20,732)	(1,682)
Class 529-C	91,091	7,351	10,807	873	(98,035)	(7,930)	3,863	294
Class 529-E	11,587	934	1,513	123	(9,458)	(766)	3,642	291
Class 529-F-1	15,958	1,288	1,958	158	(14,111)	(1,142)	3,805	304
Class R-1	20,226	1,633	2,444	197	(34,155)	(2,761)	(11,485)	(931)
Class R-2	251,747	20,313	20,669	1,670	(321,253)	(26,004)	(48,837)	(4,021)
Class R-3	309,367	24,979	29,876	2,415	(457,900)	(37,060)	(118,657)	(9,666)
Class R-4	245,207	19,836	23,713	1,917	(388,730)	(31,455)	(119,810)	(9,702)
Class R-5	164,621	13,238	10,607	857	(242,473)	(19,722)	(67,245)	(5,627)
Class R-6	64,680	5,233	8,731	706	(123,736)	(10,058)	(50,325)	(4,119)
Total net increase (decrease)	$5,777,324	465,981	$1,053,668	85,150	$(11,120,372)	(901,803)	$(4,289,380)	(350,672)

*	Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $71,237,368,000 and $73,044,945,000, respectively, during the year ended December 31, 2012.

28	The Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:
Year ended 12/31/2012	$12.55	$.30	$.43	$.73	$(.33)	$12.95	5.90%	$24,142	.60%	.60%	2.33%
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.51	23,654	.60	.60	3.23
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.30	25,627	.59	.59	3.61
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	27,349	.65	.65	4.74
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.24)	21,987	.65	.63	5.76
Class B:
Year ended 12/31/2012	12.55	.21	.43	.64	(.24)	12.95	5.10	441	1.35	1.35	1.60
Year ended 12/31/2011	12.19	.31	.38	.69	(.33)	12.55	5.70	612	1.36	1.36	2.49
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.50	891	1.35	1.35	2.88
Year ended 12/31/2009	10.76	.45	1.03	1.48	(.44)	11.80	14.06	1,212	1.40	1.40	4.05
Year ended 12/31/2008	13.06	.61	(2.25)	(1.64)	(.66)	10.76	(12.88)	1,227	1.40	1.37	5.02
Class C:
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.05	2,400	1.39	1.39	1.54
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.66	2,520	1.40	1.40	2.43
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.45	2,931	1.39	1.39	2.81
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.00	3,189	1.44	1.44	3.91
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	2,274	1.44	1.41	4.98
Class F-1:
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.88	1,452	.61	.61	2.32
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	1,520	.63	.63	3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	1,866	.62	.62	3.59
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.91	2,329	.65	.65	4.80
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.23)	2,653	.64	.62	5.78
Class F-2:
Year ended 12/31/2012	12.55	.33	.43	.76	(.36)	12.95	6.16	483	.35	.35	2.56
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.76	319	.36	.36	3.48
Year ended 12/31/2010	11.80	.47	.41	.88	(.49)	12.19	7.55	402	.36	.36	3.89
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.19	737	.39	.39	4.66
Period from 8/4/2008 to 12/31/2008[4]	12.31	.29	(1.47)	(1.18)	(.37)	10.76	(9.62)	99	.18	.17	2.69
Class 529-A:
Year ended 12/31/2012	12.55	.29	.43	.72	(.32)	12.95	5.80	1,101	.68	.68	2.24
Year ended 12/31/2011	12.19	.39	.38	.77	(.41)	12.55	6.42	981	.68	.68	3.13
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.24	898	.65	.65	3.53
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.86	758	.70	.70	4.67
Year ended 12/31/2008	13.06	.69	(2.25)	(1.56)	(.74)	10.76	(12.28)	547	.69	.67	5.74
Class 529-B:
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.96	39	1.48	1.48	1.47
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.58	54	1.47	1.47	2.36
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.39	73	1.45	1.45	2.76
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.94	86	1.50	1.50	3.89
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.98)	71	1.51	1.48	4.92
Class 529-C:
Year ended 12/31/2012	12.55	.19	.43	.62	(.22)	12.95	4.97	477	1.46	1.46	1.46
Year ended 12/31/2011	12.19	.29	.38	.67	(.31)	12.55	5.59	444	1.46	1.46	2.35
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.40	428	1.44	1.44	2.74
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	370	1.49	1.49	3.87
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.97)	258	1.50	1.47	4.94
Class 529-E:
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	61	.93	.93	1.99
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.14	54	.94	.94	2.87
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.93	49	.93	.93	3.24
Year ended 12/31/2009	10.76	.49	1.03	1.52	(.48)	11.80	14.52	40	.99	.99	4.38
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.53)	29	.99	.96	5.45

See page 30 for footnotes.

The Bond Fund of America	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]		Ratio of net income to average net assets[3]
Class 529-F-1:
Year ended 12/31/2012	$12.55	$.32	$.43	$.75	$(.35)	$12.95	6.04%	$73	.46%	.46%		2.45%
Year ended 12/31/2011	12.19	.42	.38	.80	(.44)	12.55	6.65	59	.46	.46		3.36
Year ended 12/31/2010	11.80	.46	.41	.87	(.48)	12.19	7.47	54	.44	.44		3.74
Year ended 12/31/2009	10.76	.55	1.03	1.58	(.54)	11.80	15.09	44	.49	.49		4.84
Year ended 12/31/2008	13.06	.72	(2.25)	(1.53)	(.77)	10.76	(12.10)	26	.49	.46		5.96
Class R-1:
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.08	81	1.36	1.36		1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.68	91	1.38	1.38		2.45
Year ended 12/31/2010	11.80	.35	.41	.76	(.37)	12.19	6.47	99	1.38	1.38		2.82
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	14.02	103	1.43	1.43		3.96
Year ended 12/31/2008	13.06	.60	(2.25)	(1.65)	(.65)	10.76	(12.92)	88	1.44	1.42		5.01
Class R-2:
Year ended 12/31/2012	12.55	.20	.43	.63	(.23)	12.95	5.09	807	1.36	1.36		1.57
Year ended 12/31/2011	12.19	.30	.38	.68	(.32)	12.55	5.67	806	1.39	1.39		2.43
Year ended 12/31/2010	11.80	.34	.41	.75	(.36)	12.19	6.44	832	1.39	1.39		2.79
Year ended 12/31/2009	10.76	.44	1.03	1.47	(.43)	11.80	13.95	795	1.49	1.49		3.89
Year ended 12/31/2008	13.06	.59	(2.25)	(1.66)	(.64)	10.76	(12.99)	616	1.53	1.50		4.90
Class R-3:
Year ended 12/31/2012	12.55	.26	.43	.69	(.29)	12.95	5.55	955	.92	.92		2.00
Year ended 12/31/2011	12.19	.36	.38	.74	(.38)	12.55	6.15	963	.94	.94		2.89
Year ended 12/31/2010	11.80	.40	.41	.81	(.42)	12.19	6.94	1,053	.93	.93		3.26
Year ended 12/31/2009	10.76	.50	1.03	1.53	(.49)	11.80	14.54	1,091	.97	.97		4.43
Year ended 12/31/2008	13.06	.66	(2.25)	(1.59)	(.71)	10.76	(12.52)	939	.98	.95		5.45
Class R-4:
Year ended 12/31/2012	12.55	.30	.43	.73	(.33)	12.95	5.89	602	.60	.60		2.33
Year ended 12/31/2011	12.19	.40	.38	.78	(.42)	12.55	6.48	669	.62	.62		3.21
Year ended 12/31/2010	11.80	.44	.41	.85	(.46)	12.19	7.27	768	.62	.62		3.57
Year ended 12/31/2009	10.76	.53	1.03	1.56	(.52)	11.80	14.90	788	.66	.66		4.75
Year ended 12/31/2008	13.06	.70	(2.25)	(1.55)	(.75)	10.76	(12.25)	707	.67	.64		5.77
Class R-5:
Year ended 12/31/2012	12.55	.34	.43	.77	(.37)	12.95	6.20	311	.31	.31		2.63
Year ended 12/31/2011	12.19	.43	.38	.81	(.45)	12.55	6.80	310	.32	.32		3.51
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.59	370	.32	.32		3.88
Year ended 12/31/2009	10.76	.56	1.03	1.59	(.55)	11.80	15.24	451	.37	.37		5.20
Year ended 12/31/2008	13.06	.73	(2.25)	(1.52)	(.78)	10.76	(12.00)	667	.37	.34		6.06
Class R-6:
Year ended 12/31/2012	12.55	.35	.43	.78	(.38)	12.95	6.26	559	.25	.25		2.61
Year ended 12/31/2011	12.19	.44	.38	.82	(.46)	12.55	6.85	237	.27	.27		3.55
Year ended 12/31/2010	11.80	.48	.41	.89	(.50)	12.19	7.64	280	.27	.27		3.90
Period from 5/1/2009 to12/31/2009[4]	10.78	.35	1.01	1.36	(.34)	11.80	12.75	252	.31	5.31	5	4.59	5

	Year ended December 31
	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	264%	154%	99%	84%	57%

1	Based on average shares outstanding.
2	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
4	Based on operations for the period shown and, accordingly, is not representative of a full year.
5	Annualized.

See Notes to Financial Statements

30	The Bond Fund of America

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the summary investment portfolio, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These finan-cial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Bond Fund of America as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 11, 2013

The Bond Fund of America	31

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2012, through December 31, 2012).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	The Bond Fund of America

	Beginning account value	Ending account value	Expenses paid	Annualized
	7/1/2012	12/31/2012	during period*	expense ratio

Class A — actual return	$1,000.00	$1,024.90	$2.95	.58%
Class A — assumed 5% return	1,000.00	1,022.22	2.95	.58
Class B — actual return	1,000.00	1,021.16	6.76	1.33
Class B — assumed 5% return	1,000.00	1,018.45	6.75	1.33
Class C — actual return	1,000.00	1,020.90	7.01	1.38
Class C — assumed 5% return	1,000.00	1,018.20	7.00	1.38
Class F-1 — actual return	1,000.00	1,024.85	3.00	.59
Class F-1 — assumed 5% return	1,000.00	1,022.17	3.00	.59
Class F-2 — actual return	1,000.00	1,026.02	1.83	.36
Class F-2 — assumed 5% return	1,000.00	1,023.33	1.83	.36
Class 529-A — actual return	1,000.00	1,024.45	3.41	.67
Class 529-A — assumed 5% return	1,000.00	1,021.77	3.40	.67
Class 529-B — actual return	1,000.00	1,020.51	7.42	1.46
Class 529-B — assumed 5% return	1,000.00	1,017.80	7.41	1.46
Class 529-C — actual return	1,000.00	1,020.52	7.36	1.45
Class 529-C — assumed 5% return	1,000.00	1,017.85	7.35	1.45
Class 529-E — actual return	1,000.00	1,023.23	4.68	.92
Class 529-E — assumed 5% return	1,000.00	1,020.51	4.67	.92
Class 529-F-1 — actual return	1,000.00	1,025.55	2.29	.45
Class 529-F-1 — assumed 5% return	1,000.00	1,022.87	2.29	.45
Class R-1 — actual return	1,000.00	1,021.00	6.91	1.36
Class R-1 — assumed 5% return	1,000.00	1,018.30	6.90	1.36
Class R-2 — actual return	1,000.00	1,021.06	6.86	1.35
Class R-2 — assumed 5% return	1,000.00	1,018.35	6.85	1.35
Class R-3 — actual return	1,000.00	1,023.23	4.68	.92
Class R-3 — assumed 5% return	1,000.00	1,020.51	4.67	.92
Class R-4 — actual return	1,000.00	1,024.82	3.05	.60
Class R-4 — assumed 5% return	1,000.00	1,022.12	3.05	.60
Class R-5 — actual return	1,000.00	1,026.33	1.53	.30
Class R-5 — assumed 5% return	1,000.00	1,023.63	1.53	.30
Class R-6 — actual return	1,000.00	1,026.60	1.27	.25
Class R-6 — assumed 5% return	1,000.00	1,023.88	1.27	.25

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2012:

Qualified dividend income	$6,178,000
Corporate dividends received deduction	$486,000
U.S. government income that may be exempt from state taxation	$97,668,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2013, to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their tax advisers.

The Bond Fund of America	33

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2012:

			10 years/
	1 year	5 years	Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	0.10%	2.94%	4.30%
Not reflecting CDSC	5.10	3.29	4.30

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	4.05	3.24	4.09
Not reflecting CDSC	5.05	3.24	4.09

Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	5.88	4.05	4.91

Class F-2 shares[3] — first sold 8/4/08
Not reflecting annual asset-based fee charged by sponsoring firm	6.16	—	5.55

Class 529-A shares[4]
Reflecting 3.75% maximum sales charge	1.83	3.20	4.47
Not reflecting maximum sales charge	5.80	4.00	4.87

Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–0.04	2.82	4.17
Not reflecting CDSC	4.96	3.17	4.17

Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	3.97	3.18	4.02
Not reflecting CDSC	4.97	3.18	4.02

Class 529-E shares[3,4]	5.55	3.72	4.55

Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	6.04	4.22	5.00

1	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
2	These shares are not available for purchase.
3	These shares are sold without any initial or contingent deferred sales charge.
4	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

34	The Bond Fund of America

Board of trustees and other officers

“Independent” trustees[1]
Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
William H. Baribault, 67	2010	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	64	None
James G. Ellis, 66	2006	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	65	Quiksilver, Inc.
Leonard R. Fuller, 66	1994	President and CEO, Fuller Consulting (financial management consulting firm)	65	None
W. Scott Hedrick, 67	2010	Founding General Partner, InterWest Partners (venture capital firm)	61	Hot Topic, Inc.; Office Depot, Inc.
R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive)	2005	Private investor	67	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.
Merit E. Janow, 54	2010	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	64	The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, Ph.D., 57	2009	Clinical Professor and Director, Accounting Program, University of Redlands	61	None
Frank M. Sanchez, 69	1999	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	61	None
Margaret Spellings, 55	2010	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former United States Secretary of Education, United States Department of Education	64	None
Steadman Upham, Ph.D., 63	2007	President and University Professor, The University of Tulsa	64	None

“Interested” trustee[5,6]
Name, age and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
John H. Smet, 56 President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]	20	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 36 for footnotes.

The Bond Fund of America	35

Other officers[6]
Name, age and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Andrew F. Barth, 51 Senior Vice President	2011	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[7] Director, Capital Group International, Inc.;[7] Chairman of the Board, Capital Guardian Trust Company[7]
Robert H. Neithart, 47 Senior Vice President	2011	Chairman of the Board, Capital Strategy Research, Inc.;[7] Senior Vice President, Capital International Research, Inc.;[7] Senior Vice President, Capital Guardian Trust Company;[7] Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
Kristine M. Nishiyama, 42 Senior Vice President	2003	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Vice President and Senior Counsel, Capital Bank and Trust Company[7]
Mark A. Brett, 54 Vice President	2011	Vice President — Fixed Income, Capital Research Company;[7] Director, Capital Strategy Research, Inc.;[7] Vice President, Capital International Research, Inc.;[7] Senior Vice President, Capital International Limited[7]
Mark H. Dalzell, 58 Vice President	2009	Senior Vice President — Fixed Income, Capital Research and Management Company
Courtney R. Taylor, 38 Secretary	2006	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 41 Treasurer	2011	Vice President — Fund Business Management Group, Capital Research and Management Company
Steven I. Koszalka, 48 Assistant Secretary	2010	Vice President — Fund Business Management Group, Capital Research and Management Company
Karl C. Grauman, 45 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 61 Assistant Treasurer	2010	Vice President — Fund Business Management Group, Capital Research and Management Company

1	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2	Trustees and officers of the fund serve until their resignation, removal or retirement.
3	Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.
4	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
5	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
6	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
7	Company affiliated with Capital Research and Management Company.

36	The Bond Fund of America

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2012, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term ®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

1	As of 12/31/12.
2	Based on Class A share results for periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
■	Growth funds
AMCAP Fund®
EuroPacific Growth Fund ®
The Growth Fund of America ®
The New Economy Fund ®
New Perspective Fund ®
New World Fund ®
SMALLCAP World Fund ®
■	Growth-and-income funds
American Mutual Fund ®
Capital World Growth and Income Fund ®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America ®
Washington Mutual Investors FundSM
■	Equity-income funds
Capital Income Builder®
The Income Fund of America®
■	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
■	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
■	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
■	Money market fund
American Funds Money Market Fund®
■	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

■	American Funds Target Date Retirement Series®
■	American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2011	$143,000
2012	$156,000

b) Audit-Related Fees:
2011	$12,000
2012	$11,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	$7,000
2012	$7,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns including returns relating to the Registrant’s investments in non-U.S. jurisdictions.

d) All Other Fees:
2011	None
2012	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2011	$911,000
2012	$1,055,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	$43,000
2012	$34,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2011	$4,000
2012	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,602,000 for fiscal year 2011 and $1,580,000 for fiscal year 2012. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Bond Fund of AmericaSM

Investment portfolio

December 31, 2012

	Principal amount	Value
Bonds & notes — 93.19%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS — 33.96%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS[1] — 30.76%
Fannie Mae 3.308% 2017[2]	$ 4,050	$ 4,441
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	1,844	1,964
Fannie Mae 5.50% 2019	55	59
Fannie Mae 5.50% 2020	5,164	5,540
Fannie Mae 5.50% 2020	665	715
Fannie Mae 11.073% 2020[2]	51	57
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	3,627	3,730
Fannie Mae 2.50% 2022	52,941	55,583
Fannie Mae 2.50% 2022	49,854	52,341
Fannie Mae 2.50% 2022	19,054	20,005
Fannie Mae 2.50% 2022	17,075	17,927
Fannie Mae 2.50% 2022	16,444	17,265
Fannie Mae 2.50% 2022	13,632	14,312
Fannie Mae 2.50% 2022	10,670	11,202
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	8,400	8,792
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,752
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,561	1,570
Fannie Mae 2.50% 2023	18,221	19,076
Fannie Mae 5.00% 2023	3,065	3,336
Fannie Mae 5.50% 2023	17,988	19,373
Fannie Mae 5.50% 2023	17,437	18,783
Fannie Mae 6.00% 2023	2,010	2,247
Fannie Mae 4.50% 2024	11,193	12,048
Fannie Mae 6.00% 2024	4,569	5,092
Fannie Mae 3.50% 2025	20,609	21,882
Fannie Mae 3.50% 2025	15,855	16,834
Fannie Mae 3.50% 2025	10,549	11,200
Fannie Mae 3.50% 2025	9,263	9,835
Fannie Mae 3.50% 2025	8,356	8,872
Fannie Mae 3.50% 2025	5,158	5,476
Fannie Mae 4.50% 2025	15,389	16,611
Fannie Mae 4.50% 2025	8,845	9,547
Fannie Mae 4.50% 2025	8,560	9,240
Fannie Mae, Series 2001-4, Class GA, 9.631% 2025[2]	179	208
Fannie Mae, Series 2001-4, Class NA, 11.187% 2025[2]	386	430
Fannie Mae 2.478% 2026[2]	289	302
Fannie Mae 3.50% 2026	71,009	75,393
Fannie Mae 3.50% 2026	17,288	18,506
Fannie Mae 3.50% 2026	8,885	9,434
Fannie Mae 3.50% 2026	7,938	8,428
Fannie Mae 4.00% 2026	13,432	14,395
Fannie Mae 6.00% 2026	11,683	13,037
Fannie Mae 2.50% 2027	237,442	248,547
Fannie Mae 2.50% 2027	50,240	52,818
Fannie Mae 2.50% 2027	$ 30,805	$ 32,366
Fannie Mae 2.50% 2027	29,101	30,512
Fannie Mae 2.50% 2027	21,734	22,835
Fannie Mae 2.50% 2027	20,858	21,899
Fannie Mae 2.50% 2027	19,222	20,182
Fannie Mae 2.50% 2027	16,714	17,488
Fannie Mae 2.50% 2027	15,500	16,285
Fannie Mae 2.50% 2027	15,500	16,273
Fannie Mae 2.50% 2027	15,403	16,183
Fannie Mae 2.50% 2027	15,400	16,168
Fannie Mae 2.50% 2027	13,955	14,632
Fannie Mae 2.50% 2027	13,378	14,027
Fannie Mae 2.50% 2027	10,835	11,342
Fannie Mae 2.50% 2027	10,237	10,716
Fannie Mae 2.50% 2027	9,510	9,954
Fannie Mae 2.50% 2027	8,952	9,398
Fannie Mae 2.50% 2027	6,899	7,222
Fannie Mae 2.50% 2027	5,010	5,260
Fannie Mae 2.50% 2027	4,927	5,158
Fannie Mae 2.50% 2027	3,631	3,807
Fannie Mae 2.50% 2027	3,067	3,220
Fannie Mae 2.50% 2027	2,958	3,096
Fannie Mae 2.50% 2027	2,635	2,768
Fannie Mae 2.50% 2027	2,406	2,526
Fannie Mae 2.50% 2027	2,058	2,158
Fannie Mae 2.50% 2027	2,015	2,115
Fannie Mae 2.50% 2027	1,814	1,907
Fannie Mae 2.50% 2027	1,648	1,730
Fannie Mae 2.50% 2027	974	1,022
Fannie Mae 2.50% 2027	813	854
Fannie Mae 2.50% 2027	790	829
Fannie Mae 2.50% 2027	541	566
Fannie Mae 2.50% 2027	214	224
Fannie Mae 3.00% 2027	95,361	101,950
Fannie Mae 3.00% 2027	54,650	58,204
Fannie Mae 5.50% 2027	5,253	5,700
Fannie Mae 2.50% 2028	490,520	513,054
Fannie Mae 3.00% 2028	419,558	442,961
Fannie Mae 3.50% 2028	303,440	321,978
Fannie Mae 6.00% 2028	3,124	3,491
Fannie Mae 6.00% 2028	1,645	1,837
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	1,288	1,221
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	415	500
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	2,666	3,018
Fannie Mae, Series 2001-20, Class E, 9.584% 2031[2]	33	38
Fannie Mae 6.50% 2032	128	140
Fannie Mae 4.50% 2034	52,439	56,942
Fannie Mae 6.50% 2034	827	921
Fannie Mae 5.00% 2035	50,412	54,854
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	3,145	3,540
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	4,932	4,601
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	4,256	3,917
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,009	903
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	3,252	3,628
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	11,324	12,786
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	8,615	9,637
Fannie Mae 6.00% 2036	7,802	8,568
Fannie Mae 6.00% 2036	3,957	4,349
Fannie Mae 6.00% 2036	2,367	2,606
Fannie Mae 6.50% 2036	6,995	7,795
Fannie Mae 6.50% 2036	$ 4,073	$ 4,571
Fannie Mae 7.00% 2036	860	977
Fannie Mae 7.00% 2036	694	787
Fannie Mae 7.50% 2036	359	410
Fannie Mae 7.50% 2036	112	128
Fannie Mae 8.00% 2036	546	626
Fannie Mae 2.199% 2037[2]	3,363	3,533
Fannie Mae 2.709% 2037[2]	2,826	2,989
Fannie Mae 2.892% 2037[2]	5,531	5,874
Fannie Mae 3.398% 2037[2]	5,756	6,104
Fannie Mae 5.00% 2037	2,735	2,973
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	14,108	15,644
Fannie Mae 6.00% 2037	37,039	40,557
Fannie Mae 6.00% 2037	35,374	38,742
Fannie Mae 6.00% 2037	21,046	23,045
Fannie Mae 6.00% 2037	5,781	6,323
Fannie Mae 6.00% 2037	5,656	6,193
Fannie Mae 6.00% 2037	4,732	5,181
Fannie Mae 6.00% 2037	4,254	4,612
Fannie Mae 6.00% 2037	2,990	3,275
Fannie Mae 6.00% 2037	2,005	2,173
Fannie Mae 6.00% 2037	1,086	1,189
Fannie Mae 6.00% 2037	814	892
Fannie Mae 6.50% 2037	7,754	8,627
Fannie Mae 6.50% 2037	5,468	6,082
Fannie Mae 6.50% 2037	4,442	4,937
Fannie Mae 6.50% 2037	914	1,015
Fannie Mae 7.00% 2037	2,409	2,708
Fannie Mae 7.00% 2037	2,105	2,365
Fannie Mae 7.00% 2037	1,011	1,147
Fannie Mae 7.00% 2037	512	580
Fannie Mae 7.00% 2037	246	283
Fannie Mae 7.00% 2037	217	249
Fannie Mae 7.50% 2037	659	753
Fannie Mae 7.50% 2037	583	665
Fannie Mae 7.50% 2037	566	647
Fannie Mae 7.50% 2037	484	553
Fannie Mae 7.50% 2037	456	521
Fannie Mae 7.50% 2037	413	472
Fannie Mae 7.50% 2037	411	470
Fannie Mae 7.50% 2037	371	424
Fannie Mae 7.50% 2037	318	363
Fannie Mae 7.50% 2037	306	349
Fannie Mae 7.50% 2037	234	268
Fannie Mae 7.50% 2037	190	217
Fannie Mae 7.50% 2037	127	149
Fannie Mae 7.50% 2037	68	77
Fannie Mae 7.50% 2037	26	30
Fannie Mae 8.00% 2037	178	204
Fannie Mae 8.00% 2037	119	138
Fannie Mae 8.00% 2037	101	115
Fannie Mae 5.338% 2038[2]	2,473	2,630
Fannie Mae 5.367% 2038[2]	623	678
Fannie Mae 5.46% 2038[2]	6,205	6,676
Fannie Mae 5.50% 2038	114	124
Fannie Mae 6.00% 2038	111,079	121,672
Fannie Mae 6.00% 2038	86,877	95,127
Fannie Mae 6.00% 2038	65,080	71,261
Fannie Mae 6.00% 2038	35,736	39,824
Fannie Mae 6.00% 2038	3,934	4,296
Fannie Mae 6.00% 2038	$ 3,776	$ 4,135
Fannie Mae 6.00% 2038	3,660	3,997
Fannie Mae 6.00% 2038	590	646
Fannie Mae 6.00% 2038	166	181
Fannie Mae 6.50% 2038	86,210	95,935
Fannie Mae 3.518% 2039[2]	4,418	4,618
Fannie Mae 3.522% 2039[2]	3,088	3,266
Fannie Mae 3.607% 2039[2]	11,005	11,562
Fannie Mae 3.711% 2039[2]	625	659
Fannie Mae 3.773% 2039[2]	3,022	3,162
Fannie Mae 3.80% 2039[2]	1,330	1,395
Fannie Mae 3.845% 2039[2]	4,054	4,267
Fannie Mae 3.903% 2039[2]	1,473	1,551
Fannie Mae 3.904% 2039[2]	1,697	1,776
Fannie Mae 3.94% 2039[2]	1,324	1,387
Fannie Mae 3.956% 2039[2]	6,563	6,862
Fannie Mae 4.50% 2039	31,148	33,667
Fannie Mae 5.00% 2039	24,061	26,714
Fannie Mae 5.50% 2039	20,066	21,805
Fannie Mae 5.50% 2039	2,847	3,094
Fannie Mae 6.00% 2039	49,415	54,108
Fannie Mae 6.00% 2039	5,951	6,508
Fannie Mae 6.00% 2039	3,083	3,369
Fannie Mae 6.00% 2039	2,902	3,167
Fannie Mae 6.00% 2039	530	580
Fannie Mae 6.00% 2039	291	318
Fannie Mae 3.209% 2040[2]	32,794	34,566
Fannie Mae 3.603% 2040[2]	5,527	5,798
Fannie Mae 4.00% 2040	44,283	47,533
Fannie Mae 4.00% 2040	18,511	20,350
Fannie Mae 4.00% 2040	9,254	9,933
Fannie Mae 4.184% 2040[2]	1,813	1,932
Fannie Mae 4.409% 2040[2]	6,881	7,339
Fannie Mae 4.50% 2040	66,885	72,503
Fannie Mae 4.50% 2040	7,328	7,944
Fannie Mae 4.50% 2040	4,762	5,145
Fannie Mae 4.50% 2040	3,437	3,725
Fannie Mae 4.50% 2040	426	474
Fannie Mae 5.00% 2040	33,556	36,686
Fannie Mae 5.00% 2040	16,084	17,918
Fannie Mae 5.00% 2040	2,897	3,245
Fannie Mae 5.00% 2040	2,885	3,154
Fannie Mae 5.00% 2040	2,176	2,368
Fannie Mae 5.50% 2040	13,710	15,035
Fannie Mae 5.50% 2040	1,533	1,681
Fannie Mae 6.00% 2040	9,415	10,289
Fannie Mae 2.92% 2041[2]	3,442	3,625
Fannie Mae 3.568% 2041[2]	2,099	2,222
Fannie Mae 3.578% 2041[2]	13,114	13,876
Fannie Mae 3.766% 2041[2]	6,805	7,233
Fannie Mae 4.00% 2041	151,081	166,085
Fannie Mae 4.00% 2041	89,327	98,198
Fannie Mae 4.00% 2041	72,379	77,690
Fannie Mae 4.00% 2041	30,281	32,502
Fannie Mae 4.00% 2041	23,523	25,698
Fannie Mae 4.00% 2041	15,530	16,674
Fannie Mae 4.00% 2041	12,539	13,784
Fannie Mae 4.00% 2041	11,391	12,227
Fannie Mae 4.00% 2041	9,823	10,798
Fannie Mae 4.00% 2041	8,325	8,938
Fannie Mae 4.00% 2041	$ 7,712	$ 8,278
Fannie Mae 4.00% 2041	6,572	7,225
Fannie Mae 4.00% 2041	6,106	6,554
Fannie Mae 4.00% 2041	6,012	6,438
Fannie Mae 4.50% 2041	60,976	66,213
Fannie Mae 4.50% 2041	45,846	49,783
Fannie Mae 4.50% 2041	35,414	39,607
Fannie Mae 4.50% 2041	31,662	35,232
Fannie Mae 4.50% 2041	31,863	34,540
Fannie Mae 4.50% 2041	24,436	26,534
Fannie Mae 4.50% 2041	23,193	25,808
Fannie Mae 4.50% 2041	23,749	25,788
Fannie Mae 4.50% 2041	23,632	25,662
Fannie Mae 4.50% 2041	9,833	10,997
Fannie Mae 4.50% 2041	9,243	10,394
Fannie Mae 4.50% 2041	6,853	7,442
Fannie Mae 4.50% 2041	1,719	1,867
Fannie Mae 4.50% 2041	1,302	1,449
Fannie Mae 5.00% 2041	20,073	22,626
Fannie Mae 5.00% 2041	18,015	20,306
Fannie Mae 5.00% 2041	16,958	18,891
Fannie Mae 5.00% 2041	16,429	18,518
Fannie Mae 5.00% 2041	14,584	16,439
Fannie Mae 5.00% 2041	13,458	15,170
Fannie Mae 5.00% 2041	12,519	14,111
Fannie Mae 5.00% 2041	8,239	9,281
Fannie Mae 5.00% 2041	7,147	8,056
Fannie Mae 5.00% 2041	6,610	7,217
Fannie Mae 5.00% 2041	6,007	6,768
Fannie Mae 5.00% 2041	3,747	4,221
Fannie Mae 5.00% 2041	2,549	2,871
Fannie Mae 5.00% 2041	2,413	2,719
Fannie Mae 5.00% 2041	1,958	2,206
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	3,615	4,202
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	957	1,093
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	2,120	2,530
Fannie Mae 2.505% 2042[2]	5,986	6,270
Fannie Mae 3.50% 2042	93,237	100,270
Fannie Mae 3.50% 2042	66,525	71,242
Fannie Mae 3.50% 2042	46,250	49,681
Fannie Mae 3.50% 2042	40,328	43,522
Fannie Mae 3.50% 2042	31,741	34,095
Fannie Mae 3.50% 2042	24,627	26,577
Fannie Mae 3.50% 2042	23,043	24,868
Fannie Mae 3.50% 2042	21,136	22,704
Fannie Mae 3.50% 2042	15,844	17,098
Fannie Mae 3.50% 2042	14,789	15,817
Fannie Mae 3.50% 2042	14,359	15,377
Fannie Mae 3.50% 2042	13,846	14,943
Fannie Mae 3.50% 2042	12,631	13,678
Fannie Mae 3.50% 2042	12,070	12,909
Fannie Mae 3.50% 2042	8,074	8,635
Fannie Mae 3.50% 2042	7,399	7,923
Fannie Mae 3.50% 2042	7,343	7,862
Fannie Mae 3.50% 2042	7,176	7,771
Fannie Mae 3.50% 2042	4,841	5,224
Fannie Mae 3.50% 2042	4,762	5,139
Fannie Mae 3.50% 2042	4,648	5,016
Fannie Mae 3.50% 2042	2,044	2,205
Fannie Mae 3.50% 2042	1,173	1,266
Fannie Mae 4.00% 2042	$ 45,805	$ 50,039
Fannie Mae 4.00% 2042	5,592	6,071
Fannie Mae 4.00% 2042	4,077	4,426
Fannie Mae, Series 2002-W1, Class 2A, 6.94% 2042[2]	2,727	3,191
Fannie Mae 2.47% 2043[2,3]	6,685	6,975
Fannie Mae 3.00% 2043	1,332,405	1,396,527
Fannie Mae 3.50% 2043	721,888	769,854
Fannie Mae 4.00% 2043	122,055	130,866
Fannie Mae 4.50% 2043	34,836	37,641
Fannie Mae 5.00% 2043	16,184	17,532
Fannie Mae 5.50% 2043	34,648	37,647
Fannie Mae 6.00% 2043	107,733	117,682
Fannie Mae 6.00% 2047	367	395
Fannie Mae 6.50% 2047	492	547
Fannie Mae 6.50% 2047	119	132
Fannie Mae 7.00% 2047	826	923
Fannie Mae 7.00% 2047	58	65
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	4,000	4,070
Freddie Mac, Series K702, Class A1, multifamily 2.084% 2017	2,166	2,241
Freddie Mac, Series K701, Class A2, multifamily 3.882% 2017[2]	3,300	3,713
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	3,092	3,264
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,225	3,398
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,100	3,283
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018	15,455	16,929
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	4,325	4,408
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	2,330	2,394
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,949
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,770
Freddie Mac 5.50% 2019	2,678	2,852
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,453	3,640
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	3,678	3,927
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,758	4,031
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,931	4,217
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	3,476	3,785
Freddie Mac, Series K011, Class A2, multifamily 4.084% 2020[2]	4,150	4,796
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	2,189	2,229
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,200	4,495
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	34,990	35,331
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	4,325	4,401
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	32,600	33,194
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	40,350	41,017
Freddie Mac, Series 2626, Class NG, 3.50% 2023	326	337
Freddie Mac, Series 2922, Class EL, 4.50% 2023	1,552	1,557
Freddie Mac 5.00% 2023	3,832	4,111
Freddie Mac 5.00% 2023	140	151
Freddie Mac 5.00% 2023	21	22
Freddie Mac, Series 1617, Class PM, 6.50% 2023	782	880
Freddie Mac 5.00% 2024	8,879	9,537
Freddie Mac 6.00% 2026	6,659	7,428
Freddie Mac 6.00% 2026	6,087	6,792
Freddie Mac 5.50% 2027	3,797	4,098
Freddie Mac 6.00% 2027	42,400	47,312
Freddie Mac 4.50% 2029	2,006	2,163
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,331	1,497
Freddie Mac, Series 2122, Class QM, 6.25% 2029	2,152	2,432
Freddie Mac 4.50% 2030	4,702	5,070
Freddie Mac 2.728% 2035[2]	5,792	6,206
Freddie Mac 4.50% 2035	4,761	5,119
Freddie Mac 4.50% 2035	2,615	2,811
Freddie Mac 4.50% 2035	956	1,028
Freddie Mac, Series 3061, Class PN, 5.50% 2035	$18,873	$20,908
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	3,754	3,471
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,656	2,511
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,599	2,456
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,329	2,205
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	50	48
Freddie Mac 4.50% 2036	3,825	4,112
Freddie Mac 4.50% 2036	2,095	2,249
Freddie Mac, Series 3257, Class PA, 5.50% 2036	26,075	28,712
Freddie Mac, Series 3233, Class PA, 6.00% 2036	20,674	23,209
Freddie Mac, Series 3156, Class NG, 6.00% 2036	6,473	7,297
Freddie Mac 2.098% 2037[2]	2,194	2,302
Freddie Mac 2.339% 2037[2]	4,926	5,243
Freddie Mac 4.50% 2037	18,870	20,291
Freddie Mac 4.50% 2037	3,192	3,432
Freddie Mac, Series 3286, Class JN, 5.50% 2037	26,463	29,290
Freddie Mac, Series 3318, Class JT, 5.50% 2037	14,955	16,553
Freddie Mac, Series 3312, Class PA, 5.50% 2037	13,984	15,477
Freddie Mac 5.50% 2037	7,636	8,241
Freddie Mac 5.50% 2037	278	301
Freddie Mac 5.50% 2037	53	57
Freddie Mac 5.713% 2037[2]	3,322	3,573
Freddie Mac, Series 3271, Class OA, 6.00% 2037	8,555	9,700
Freddie Mac 7.00% 2037	239	269
Freddie Mac 7.00% 2037	139	158
Freddie Mac 7.50% 2037	1,517	1,712
Freddie Mac 4.36% 2038[2]	9,076	9,644
Freddie Mac 4.50% 2038	3,614	3,888
Freddie Mac 4.975% 2038[2]	4,112	4,386
Freddie Mac 5.234% 2038[2]	7,682	8,266
Freddie Mac 5.50% 2038	62,544	67,535
Freddie Mac 5.50% 2038	8,068	8,733
Freddie Mac 5.50% 2038	7,522	8,123
Freddie Mac 5.50% 2038	7,207	7,782
Freddie Mac 5.50% 2038	6,414	6,930
Freddie Mac 5.50% 2038	3,963	4,280
Freddie Mac 5.50% 2038	2,940	3,317
Freddie Mac 5.50% 2038	3,040	3,284
Freddie Mac 5.50% 2038	2,733	2,951
Freddie Mac 5.50% 2038	1,961	2,119
Freddie Mac 5.50% 2038	1,261	1,362
Freddie Mac 5.50% 2038	770	831
Freddie Mac 5.50% 2038	692	747
Freddie Mac 5.50% 2038	636	687
Freddie Mac 6.00% 2038	19,282	20,956
Freddie Mac 3.747% 2039[2]	3,989	4,190
Freddie Mac 4.50% 2039	39,226	42,106
Freddie Mac 4.50% 2039	30,700	32,954
Freddie Mac 4.50% 2039	28,112	30,176
Freddie Mac 4.50% 2039	16,269	17,464
Freddie Mac 4.50% 2039	4,174	4,481
Freddie Mac 4.50% 2039	3,974	4,266
Freddie Mac 4.50% 2039	3,960	4,250
Freddie Mac 4.50% 2039	3,267	3,507
Freddie Mac 4.50% 2039	2,837	3,045
Freddie Mac 4.50% 2039	1,245	1,336
Freddie Mac 4.50% 2039	362	389
Freddie Mac 4.50% 2039	342	368
Freddie Mac 5.00% 2039	28,357	30,518
Freddie Mac 5.50% 2039	28,256	30,564
Freddie Mac 5.50% 2039	$16,612	$ 17,948
Freddie Mac 4.50% 2040	72,677	78,284
Freddie Mac 4.50% 2040	54,194	58,172
Freddie Mac 4.50% 2040	34,215	36,855
Freddie Mac 4.50% 2040	6,907	7,440
Freddie Mac 4.50% 2040	5,741	6,184
Freddie Mac 4.50% 2040	4,102	4,419
Freddie Mac 4.50% 2040	3,518	3,790
Freddie Mac 4.50% 2040	2,728	2,938
Freddie Mac 4.50% 2040	1,530	1,648
Freddie Mac 5.50% 2040	691	746
Freddie Mac 5.50% 2040	28	31
Freddie Mac 4.50% 2041	47,716	51,218
Freddie Mac 4.50% 2041	41,436	44,477
Freddie Mac 4.50% 2041	20,804	23,047
Freddie Mac 4.50% 2041	10,966	12,148
Freddie Mac 4.50% 2041	9,577	10,280
Freddie Mac 4.50% 2041	9,551	10,252
Freddie Mac 4.50% 2041	9,342	10,083
Freddie Mac 4.50% 2041	8,640	9,325
Freddie Mac 4.50% 2041	7,388	7,958
Freddie Mac 4.50% 2041	5,256	5,674
Freddie Mac 4.50% 2041	3,565	3,848
Freddie Mac 4.50% 2041	3,301	3,563
Freddie Mac 4.50% 2041	3,010	3,249
Freddie Mac 4.50% 2041	1,937	2,091
Freddie Mac 4.50% 2041	1,358	1,504
Freddie Mac 4.50% 2041	986	1,063
Freddie Mac 4.50% 2041	409	442
Freddie Mac 4.50% 2041	221	238
Freddie Mac 4.50% 2041	184	203
Freddie Mac 5.00% 2041	20,142	22,691
Freddie Mac 5.00% 2041	13,452	15,154
Freddie Mac 5.00% 2041	11,365	12,728
Freddie Mac 5.00% 2041	8,437	9,504
Freddie Mac 5.00% 2041	6,347	7,150
Freddie Mac 5.50% 2041	66,283	71,615
Freddie Mac 5.50% 2041	21,988	23,757
Freddie Mac 2.259% 2042[2]	6,328	6,582
Freddie Mac 2.562% 2042[2]	7,090	7,416
Freddie Mac 2.584% 2042[2]	3,581	3,751
Freddie Mac 4.50% 2042	92,864	99,680
Freddie Mac 4.50% 2042	52,908	56,792
Freddie Mac 4.50% 2042	50,277	53,967
Freddie Mac 6.50% 2047	468	511
Freddie Mac 7.00% 2047	278	311
Government National Mortgage Assn. 10.00% 2021	326	357
Government National Mortgage Assn. 2.50% 2027	9,963	10,494
Government National Mortgage Assn. 2.50% 2027	9,111	9,618
Government National Mortgage Assn. 2.50% 2027	5,098	5,382
Government National Mortgage Assn. 3.00% 2027	9,670	10,348
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	1,304	1,297
Government National Mortgage Assn. 5.00% 2035	2,350	2,592
Government National Mortgage Assn. 6.00% 2038	25,778	28,658
Government National Mortgage Assn. 6.50% 2038	1,370	1,553
Government National Mortgage Assn. 3.50% 2039	10,354	11,263
Government National Mortgage Assn. 3.50% 2039	9,915	10,786
Government National Mortgage Assn. 5.00% 2039	3,554	3,927
Government National Mortgage Assn. 3.50% 2040	8,892	9,760
Government National Mortgage Assn. 4.00% 2040	98,989	109,094
Government National Mortgage Assn. 4.50% 2040	$ 6,543	$ 7,237
Government National Mortgage Assn. 5.50% 2040	23,411	25,761
Government National Mortgage Assn. 3.50% 2041	1,054	1,147
Government National Mortgage Assn. 4.00% 2041	5,253	5,768
Government National Mortgage Assn. 4.50% 2041	47,089	51,580
Government National Mortgage Assn. 4.50% 2041	4,169	4,598
Government National Mortgage Assn. 4.50% 2041	3,334	3,677
Government National Mortgage Assn. 4.50% 2041	3,179	3,506
Government National Mortgage Assn. 5.00% 2041	20,477	22,404
Government National Mortgage Assn. 3.00% 2042	16,241	17,297
Government National Mortgage Assn. 3.50% 2042	9,667	10,519
Government National Mortgage Assn. 3.50% 2042	1,625	1,746
Government National Mortgage Assn. 3.00% 2043	62,250	66,199
Government National Mortgage Assn. 3.50% 2043	114,883	124,854
Government National Mortgage Assn. 4.00% 2043	36,250	39,484
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 2019[4]	14,915	15,185
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.759% 2048[2,4]	400	401
National Credit Union Administration, Series 2011-M1, Class A1, 0.232% 2013[2]	2,486	2,486
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	1,368	1,400
National Credit Union Administration, Series 2010-R2, Class 1A, 0.583% 2017[2]	1,974	1,981
National Credit Union Administration, Series 2011-R3, Class 1A, 0.612% 2020[2]	1,961	1,970
National Credit Union Administration, Series 2011-R1, Class 1A, 0.663% 2020[2]	2,185	2,197
		10,452,448

COMMERCIAL MORTGAGE-BACKED SECURITIES[1] — 2.52%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,016	2,050
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.291% 2037[2]	16,160	16,436
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	2,638	2,693
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,655	1,815
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	5,084	5,117
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 2045[2]	66,235	76,443
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4]	43,400	47,146
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	4,789	4,799
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.728% 2049[2]	33,812	39,815
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	498	500
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-5, 5.224% 2037[2]	11,000	12,159
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	15,000	15,025
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.867% 2038[2]	13,465	15,497
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	39,945	46,160
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	18,500	18,867
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[4]	10,000	10,341
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	10,000	10,426
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4]	35,515	36,437
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[4]	5,000	5,081
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.219% 2044[2]	17,005	18,907
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	45,484	52,258
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	6,263	6,432
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	9,176	9,487
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[4]	8,240	7,961
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	6,397	6,521
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	25,026	28,505
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.409% 2039[2]	6,547	6,719
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2]	41,806	47,314
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	14,040	16,159
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4]	54,743	59,261
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	41,210	47,004
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.263% 2037[2]	4,620	4,970
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 2041[2]	6,805	7,171
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 2043[2]	8,080	8,761
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 2043[2]	6,300	6,685
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[2]	$10,250	$ 11,899
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	32,973	36,580
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[4]	2,000	2,125
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4]	20,000	21,963
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[4]	10,000	11,400
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	18	19
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	144	146
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[2]	2,500	2,768
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	15,990	18,334
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.685% 2049[2]	3,615	4,203
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	1,345	1,391
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	9,605	10,563
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.293% 2044[2]	5,350	5,978
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.298% 2044[2]	5,177	5,388
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	11,671	11,782
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.296% 2044[2]	9,210	10,353
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	637	650
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	85	85
		856,549

OTHER MORTGAGE-BACKED SECURITIES[1] — 0.56%
Bank of Montreal 1.30% 2014[4]	4,000	4,065
Bank of Montreal 2.85% 2015[4]	17,000	17,965
Bank of Montreal 2.625% 2016[4]	4,250	4,508
Compagnie de Financement Foncier 2.125% 2013[4]	16,700	16,777
Compagnie de Financement Foncier 2.25% 2014[4]	6,500	6,623
Royal Bank of Canada 3.125% 2015[4]	18,160	19,205
Westpac Banking Corp. 1.375% 2015[4]	4,325	4,391
Westpac Banking Corp. 2.45% 2016[4]	4,325	4,561
Westpac Banking Corp. 1.25% 2017[4]	4,425	4,423
Bank of Nova Scotia 1.25% 2014[4]	4,000	4,062
Bank of Nova Scotia 2.15% 2016[4]	4,650	4,885
Bank of Nova Scotia 1.75% 2017[4]	4,150	4,290
DEPFA ACS Bank 5.125% 2037[4]	16,250	12,900
Australia & New Zealand Banking Group Ltd. 1.00% 2015[4]	4,250	4,280
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4]	4,250	4,473
UBS AG 1.875% 2015[4]	4,200	4,304
UBS AG 2.25% 2017[4]	4,150	4,293
Barclays Bank PLC 2.50% 2015[4]	3,600	3,749
Barclays Bank PLC 2.25% 2017[4]	4,375	4,517
Swedbank AB 2.125% 2016[4]	3,400	3,543
Swedbank AB 2.95% 2016[4]	3,000	3,196
Toronto-Dominion Bank 1.625% 2016[4]	4,400	4,541
Credit Suisse Group AG 2.60% 2016[4]	4,300	4,540
HSBC Bank PLC 1.625% 2014[4]	4,400	4,485
Canadian Imperial Bank of Commerce 2.75% 2016[4]	4,150	4,418
National Bank of Canada 2.20% 2016[4]	4,175	4,397
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4]	4,400	4,365
Commonwealth Bank of Australia 2.25% 2017[4]	4,150	4,336
Stadshypotek AB 1.875% 2019[4]	4,275	4,276
Nordea Eiendomskreditt AS 2.125% 2017[4]	4,000	4,171
National Australia Bank 2.00% 2017[4]	3,500	3,621
Sparebank 1 Boligkreditt AS 2.625% 2016[4]	3,400	3,593
Caisse Centrale Desjardins 1.60% 2017[4]	3,375	3,464
		191,217

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED)[1] — 0.12%
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	17,345	17,760
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.63% 2037[2]	16,404	13,410
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,4]	7,304	7,537
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	$ 207	$ 219
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	29	32
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,626	1,703
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	30	33
		40,694

Total mortgage-backed obligations		11,540,908

CORPORATE BONDS & NOTES — 29.81%
FINANCIALS — 7.25%
REAL ESTATE — 2.30%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	5,000	5,363
Westfield Group 7.50% 2014[4]	16,670	18,144
Westfield Group 5.75% 2015[4]	35,300	39,433
Westfield Group 5.70% 2016[4]	19,445	22,217
Westfield Group 7.125% 2018[4]	16,725	20,624
Westfield Group 6.75% 2019[4]	14,400	17,850
Westfield Group 4.625% 2021[4]	14,655	16,422
Westfield Group 3.375% 2022[4]	26,165	26,915
Prologis, Inc. 7.625% 2014	28,750	31,462
Prologis, Inc. 5.75% 2016	9,300	10,372
Prologis, Inc. 6.125% 2016	5,690	6,511
Prologis, Inc. 6.25% 2017	6,115	7,011
Prologis, Inc. 6.625% 2018	37,885	45,794
Prologis, Inc. 6.625% 2019	3,740	4,459
Prologis, Inc. 7.375% 2019	16,237	20,143
Prologis, Inc. 6.875% 2020	21,985	26,631
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,605	1,608
Kimco Realty Corp., Series C, 4.82% 2014	25,280	26,599
Kimco Realty Corp., Series C, 4.904% 2015	1,770	1,896
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,727
Kimco Realty Corp. 5.70% 2017	28,450	32,794
Kimco Realty Corp. 4.30% 2018	24,420	26,872
Kimco Realty Corp. 6.875% 2019	5,440	6,724
Hospitality Properties Trust 7.875% 2014	950	1,014
Hospitality Properties Trust 5.125% 2015	6,665	7,013
Hospitality Properties Trust 6.30% 2016	29,368	32,406
Hospitality Properties Trust 5.625% 2017	1,195	1,320
Hospitality Properties Trust 6.70% 2018	30,450	34,984
Hospitality Properties Trust 5.00% 2022	5,625	5,956
Simon Property Group, LP 6.75% 2014	9,100	9,709
Simon Property Group, LP 4.20% 2015	2,430	2,578
Simon Property Group, LP 5.875% 2017	13,000	15,402
Simon Property Group, LP 1.50% 2018[4]	19,820	19,724
Simon Property Group, LP 6.125% 2018	10,000	12,191
Simon Property Group, LP 10.35% 2019	8,995	12,870
Realogy Corp., Term Loan B, 4.461% 2016[1,2,5]	12,648	12,703
Realogy Corp., Letter of Credit, 4.461% 2016[1,2,5]	32	32
Realogy Corp. 7.875% 2019[4]	23,406	25,630
Realogy Corp. 9.00% 2020[4]	12,515	14,455
Developers Diversified Realty Corp. 5.50% 2015	11,643	12,617
Developers Diversified Realty Corp. 9.625% 2016	4,000	4,913
Developers Diversified Realty Corp. 7.50% 2017	8,655	10,388
Developers Diversified Realty Corp. 7.875% 2020	3,720	4,772
Goodman Funding Pty Ltd. 6.00% 2022[4]	26,535	29,754
ERP Operating LP 6.584% 2015	10,000	11,230
ERP Operating LP 5.125% 2016	3,945	4,402
ERP Operating LP 7.125% 2017	5,000	6,125
ERP Operating LP 4.625% 2021	2,645	2,982
UDR, Inc., Series A, 5.25% 2015	$12,780	$ 13,742
American Tower Corp. 4.625% 2015	10,000	10,635
American Tower Corp. 5.90% 2021	2,000	2,389
AvalonBay Communities, Inc. 2.85% 2023	7,940	7,846
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	6,294
Host Hotels & Resorts LP 5.875% 2019	4,325	4,736
Host Hotels & Resorts LP, Series C, 4.75% 2023	450	479
Brandywine Operating Partnership, LP 5.40% 2014	3,000	3,206
Crescent Resources 10.25% 2017[4]	2,775	2,942
Mack-Cali Realty Corp. 2.50% 2017	1,450	1,467
FelCor Lodging Trust Inc. 5.625% 2023[4]	915	913
		781,390

BANKS — 1.92%
HSBC Finance Corp. 0.741% 2016[2]	12,304	11,963
HSBC Holdings PLC 4.125% 2020[4]	9,453	10,528
HSBC Holdings PLC 4.875% 2020	20,125	22,444
HSBC Holdings PLC 4.00% 2022	17,060	18,694
PNC Funding Corp. 5.40% 2014	10,000	10,669
PNC Financial Services Group, Inc. 2.854% 2022	39,635	39,903
PNC Preferred Funding Trust I, junior subordinated 1.958% (undated)[2,4]	12,700	10,668
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated)[2]	435	496
Standard Chartered PLC 3.85% 2015[4]	19,327	20,419
Standard Chartered PLC 3.20% 2016[4]	26,136	27,497
Standard Chartered Bank 6.40% 2017[4]	10,000	11,656
BNP Paribas 3.60% 2016	14,000	14,826
BNP Paribas 5.00% 2021	33,530	37,687
BNP Paribas, junior subordinated 7.195% (undated)[2,4]	3,000	3,090
Royal Bank of Scotland PLC 3.40% 2013	12,325	12,510
Royal Bank of Scotland PLC 3.95% 2015	15,000	15,937
Royal Bank of Scotland Group PLC 4.375% 2016	7,500	8,119
Royal Bank of Scotland PLC 5.625% 2020	8,435	9,800
Regions Financial Corp. 4.85% 2013	2,711	2,748
Regions Financial Corp. 4.875% 2013	515	521
Regions Financial Corp. 7.75% 2014	23,863	26,519
Regions Financial Corp. 5.20% 2015	590	618
Regions Financial Corp. 5.75% 2015	7,287	7,897
CIT Group Inc., Series C, 4.75% 2015[4]	19,000	19,855
CIT Group Inc. 4.25% 2017	1,400	1,448
CIT Group Inc. 5.00% 2017	9,750	10,384
CIT Group Inc., Series C, 5.50% 2019[4]	2,250	2,464
UniCredito Italiano SpA 6.00% 2017[4]	19,483	19,976
HVB Funding Trust I, junior subordinated 8.741% 2031[4]	8,264	7,376
HVB Funding Trust III, junior subordinated 9.00% 2031[4]	7,180	6,480
Korea Development Bank 5.30% 2013	13,085	13,106
Korea Development Bank 8.00% 2014	10,265	11,000
Korea Development Bank 4.00% 2016	1,500	1,626
Korea Development Bank 3.50% 2017	3,160	3,388
Korea Development Bank 3.875% 2017	640	693
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,215
Santander Issuances, SA Unipersonal 6.50% 2019[2,4]	21,200	21,624
Wells Fargo & Co. 3.676% 2016	14,000	15,144
Wells Fargo & Co., Series I, 3.50% 2022	6,400	6,832
Nordea Bank, Series 2, 3.70% 2014[4]	8,000	8,402
Nordea Bank AB 3.125% 2017[4]	12,500	13,320
Barclays Bank PLC 5.125% 2020	18,125	20,657
HBOS PLC 6.75% 2018[4]	15,015	16,235
HBOS PLC 4.375% 2019[2]	€2,870	3,514
Intesa Sanpaolo SpA 6.50% 2021[4]	$17,770	18,737
ANZ National (International) Ltd. 3.125% 2015[4]	16,500	17,299
Westpac Banking Corp. 3.00% 2015	$14,400	$ 15,282
US Bancorp., Series T, 1.65% 2017	13,000	13,255
VEB Finance Ltd. 6.902% 2020[4]	9,100	11,125
VEB Finance Ltd. 6.80% 2025[4]	500	615
Banco del Estado de Chile 4.125% 2020[4]	10,000	10,969
BBVA Bancomer SA 4.50% 2016[4]	3,225	3,443
BBVA Bancomer SA, junior subordinated 7.25% 2020[4]	2,430	2,722
BBVA Bancomer SA 6.50% 2021[4]	2,355	2,626
Société Générale 5.20% 2021[4]	7,500	8,319
Banco de Crédito del Perú 5.375% 2020[4]	7,000	7,822
HSBK (Europe) BV 7.25% 2021[4]	6,710	7,197
Development Bank of Kazakhstan 5.50% 2015[4]	2,735	2,944
		653,303

DIVERSIFIED FINANCIALS — 1.89%
Bank of America Corp. 1.50% 2015	15,500	15,589
Bank of America Corp., Series L, 3.625% 2016	9,700	10,283
Bank of America Corp. 3.75% 2016	24,640	26,353
Bank of America Corp. 3.875% 2017	2,000	2,170
Bank of America Corp. 5.75% 2017	1,000	1,166
Bank of America Corp. 5.65% 2018	6,520	7,592
Bank of America Corp. 5.625% 2020	19,350	22,958
Bank of America Corp. 5.00% 2021	5,000	5,713
Bank of America Corp. 5.875% 2021	16,110	19,302
Bank of America Corp. 5.70% 2022	4,000	4,814
Goldman Sachs Group, Inc. 3.625% 2016	27,625	29,256
Murray Street Investment Trust I 4.647% 2017	10,370	11,224
Goldman Sachs Group, Inc. 5.25% 2021	13,100	14,945
Goldman Sachs Group, Inc. 5.75% 2022	36,925	43,688
Goldman Sachs Group, Inc. 6.25% 2041	7,470	9,173
Citigroup Inc. 4.587% 2015	18,750	20,483
Citigroup Inc. 4.75% 2015	21,500	23,189
Citigroup Inc. 3.953% 2016	8,300	8,939
Citigroup Inc. 4.45% 2017	13,000	14,411
Citigroup Inc. 6.125% 2017	7,000	8,337
Citigroup Inc. 6.125% 2018	2,600	3,118
Citigroup Inc. 8.50% 2019	9,914	13,338
Citigroup Inc., Series B, junior subordinated 5.90% (undated)[2]	1,000	1,014
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[2]	3,400	3,447
UBS AG 2.25% 2014	14,500	14,713
UBS AG 5.75% 2018	18,202	21,626
UBS AG 4.875% 2020	23,709	27,569
JPMorgan Chase & Co. 3.40% 2015	17,500	18,475
JPMorgan Chase & Co. 4.35% 2021	4,500	5,036
JPMorgan Chase & Co. 4.625% 2021	6,500	7,417
JPMorgan Chase & Co. 3.25% 2022	26,900	27,726
Morgan Stanley, Series F, 2.875% 2014	14,750	15,002
Morgan Stanley 3.80% 2016	8,850	9,296
Morgan Stanley, Series F, 5.625% 2019	21,900	24,784
Morgan Stanley 5.50% 2021	3,000	3,409
Morgan Stanley 6.375% 2042	900	1,056
Lazard Group LLC 7.125% 2015	16,500	18,352
The Export-Import Bank of Korea 5.875% 2015	12,400	13,606
The Export-Import Bank of Korea 4.375% 2021	4,000	4,435
iStar Financial Inc., Term Loan B, 5.75% 2017[1,2,5]	12,821	12,981
iStar Financial Inc., Series B, 9.00% 2017	4,610	5,048
Springleaf Finance Corp., Term Loan B, 5.50% 2017[1,2,5]	17,230	17,160
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,775
American Express Credit Co. 1.75% 2015	14,500	14,811
American Express Co. 6.15% 2017	150	181
International Lease Finance Corp. 4.875% 2015	$13,445	$ 13,967
Northern Trust Corp. 4.625% 2014	8,475	8,934
Northern Trust Corp. 5.85% 2017[4]	3,750	4,481
Jefferies Group, Inc. 6.875% 2021	5,000	5,625
NASDAQ OMX Group, Inc. 5.25% 2018	3,800	4,156
Franklin Resources, Inc. 1.375% 2017	2,700	2,715
Franklin Resources, Inc. 2.80% 2022	1,300	1,317
		641,155

INSURANCE — 1.03%
American International Group, Inc. 4.875% 2016	12,500	13,989
American International Group, Inc. 3.80% 2017	32,750	35,470
American International Group, Inc. 4.875% 2022	1,500	1,714
ACE INA Holdings Inc. 5.875% 2014	17,445	18,741
ACE INA Holdings Inc. 2.60% 2015	19,990	20,998
ACE INA Holdings Inc. 5.80% 2018	1,000	1,220
Monumental Global Funding 5.50% 2013[4]	16,370	16,605
Monumental Global Funding III 5.25% 2014[4]	20,000	20,888
CNA Financial Corp. 5.85% 2014	4,500	4,888
CNA Financial Corp. 6.50% 2016	10,000	11,544
CNA Financial Corp. 7.35% 2019	2,770	3,476
CNA Financial Corp. 5.875% 2020	1,250	1,476
CNA Financial Corp. 7.25% 2023	12,145	15,368
MetLife Global Funding I 5.125% 2013[4]	16,000	16,201
MetLife Global Funding I 2.50% 2015[4]	17,000	17,744
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,616
Berkshire Hathaway Inc. 3.00% 2022	11,175	11,653
Berkshire Hathaway Inc. 4.40% 2042	3,500	3,625
Prudential Financial, Inc. 4.50% 2021	5,000	5,628
Prudential Holdings, LLC, Series C, 8.695% 2023[1,4]	14,150	18,568
Principal Life Insurance Co. 5.30% 2013	18,150	18,411
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,250
RSA Insurance Group PLC 9.375% 2039[2]	£3,765	7,866
RSA Insurance Group PLC 8.50% (undated)[2]	2,429	4,301
AXA SA 8.60% 2030	$ 4,615	5,788
AXA SA, Series B, junior subordinated 6.379% (undated)[2,4]	5,065	4,989
Jackson National Life Global 5.375% 2013[4]	10,000	10,173
UnumProvident Finance Co. PLC 6.85% 2015[4]	2,000	2,264
Unum Group 7.125% 2016	6,500	7,662
New York Life Global Funding 4.65% 2013[4]	8,720	8,843
Liberty Mutual Group Inc. 6.70% 2016[4]	6,250	7,174
Assicurazioni Generali SpA 10.125% 2042	€2,500	3,941
Loews Corp. 6.00% 2035	$ 225	266
		351,340

AUTOMOBILES & COMPONENTS — 0.11%
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,601
Toyota Motor Credit Corp. 0.875% 2015	11,000	11,051
Ford Motor Credit Co. 2.50% 2016	9,000	9,116
		36,768

ENERGY — 4.16%
Transocean Inc. 5.05% 2016	20,500	22,839
Transocean Inc. 2.50% 2017	9,880	9,992
Transocean Inc. 6.375% 2021	40,950	49,805
Transocean Inc. 3.80% 2022	41,520	42,593
Transocean Inc. 7.35% 2041	5,205	6,920
Kinder Morgan Energy Partners, LP 5.125% 2014	14,410	15,527
Kinder Morgan Energy Partners, LP 5.625% 2015	12,600	13,812
Kinder Morgan Energy Partners, LP 3.50% 2016	1,700	1,818
Kinder Morgan Energy Partners, LP 6.00% 2017	$17,000	$19,869
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,927
Kinder Morgan Energy Partners, LP 5.30% 2020	2,750	3,208
Kinder Morgan Energy Partners, LP 6.85% 2020	26,370	33,246
Kinder Morgan Energy Partners, LP 3.95% 2022	6,000	6,421
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,422
Kinder Morgan Energy Partners, LP 3.45% 2023	10,000	10,308
Kinder Morgan Energy Partners, LP 6.95% 2038	4,250	5,597
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,509
StatoilHydro ASA 2.90% 2014	15,360	15,992
StatoilHydro ASA 1.80% 2016	1,800	1,852
Statoil ASA 3.125% 2017	26,500	28,863
StatoilHydro ASA 1.20% 2018	8,880	8,889
StatoilHydro ASA 5.25% 2019	2,000	2,400
Statoil ASA 3.15% 2022	33,900	35,859
StatoilHydro ASA 2.45% 2023	29,755	29,714
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	30,594
Enbridge Energy Partners, LP 9.875% 2019	27,005	36,586
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,693
Enbridge Energy Partners, LP 4.20% 2021	11,750	12,640
Enbridge Energy Partners, LP, Series B, 7.50% 2038	7,450	9,534
Enbridge Energy Partners, LP, junior subordinated 8.05% 2077[2]	1,100	1,250
BG Energy Capital PLC 2.50% 2015[4]	7,200	7,520
BG Energy Capital PLC 2.875% 2016[4]	31,930	33,721
BG Energy Capital PLC 4.00% 2021[4]	36,825	40,621
Total Capital SA 3.00% 2015	17,000	17,966
Total Capital International 1.50% 2017	2,000	2,017
Total Capital International 1.55% 2017	13,140	13,352
Total Capital International 2.875% 2022	31,870	33,296
Total Capital International 2.70% 2023	12,000	12,237
Shell International Finance BV 1.875% 2013	16,500	16,560
Shell International Finance BV 3.10% 2015	10,000	10,599
Shell International Finance BV 1.125% 2017	34,650	34,839
Shell International Finance BV 2.375% 2022	1,800	1,810
Shell International Finance BV 3.625% 2042	10,880	10,796
Enterprise Products Operating LLC 5.65% 2013	17,850	18,050
Enterprise Products Operating LLC 5.20% 2020	8,425	10,063
Enterprise Products Operating LLC 5.25% 2020	2,000	2,378
Enterprise Products Operating LLC 4.05% 2022	23,605	26,114
Enterprise Products Operating LLC 4.85% 2042	10,000	10,744
Enterprise Products Operating LLC 5.70% 2042	2,750	3,224
Enterprise Products Operating LLC 7.00% 2067[2]	600	647
Anadarko Petroleum Corp. 5.95% 2016	15,500	17,853
Anadarko Petroleum Corp. 6.375% 2017	30,260	36,171
Anadarko Petroleum Corp. 8.70% 2019	2,000	2,700
Anadarko Petroleum Corp. 6.20% 2040	1,750	2,160
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[1]	11,700	14,196
Pemex Project Funding Master Trust 5.75% 2018	3,150	3,693
Petróleos Mexicanos 4.875% 2022	2,600	2,941
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	11,750	14,981
Petróleos Mexicanos 6.50% 2041	4,150	5,229
Petróleos Mexicanos 5.50% 2044[4]	1,000	1,103
Reliance Holdings Ltd. 4.50% 2020[4]	6,350	6,654
Reliance Holdings Ltd. 4.50% 2020	1,750	1,834
Reliance Holdings Ltd. 5.40% 2022[4]	16,800	18,805
Reliance Holdings Ltd. 6.25% 2040[4]	10,750	12,367
Chevron Corp. 1.104% 2017	14,935	15,051
Chevron Corp. 4.95% 2019	7,500	8,953
Chevron Corp. 2.355% 2022	14,000	14,037
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	25,320	28,793
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	$ 8,835	$ 8,680
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	15,800	16,714
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	11,625	13,400
Gazprom OJSC 5.092% 2015[4]	6,125	6,578
Gazprom OJSC 6.51% 2022[4]	14,500	17,364
Gazprom OJSC, Series 9, 6.51% 2022	5,000	5,988
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[1,4]	27,970	29,578
Petrobras International Finance Co. 5.375% 2021	17,220	19,455
Petrobras International Finance Co. 6.875% 2040	6,970	8,901
Petrobras International Finance Co. 6.75% 2041	500	634
Woodside Finance Ltd. 4.60% 2021[4]	24,125	26,610
Enbridge Inc. 5.80% 2014	1,200	1,288
Enbridge Inc. 5.60% 2017	19,200	22,331
Ras Laffan Liquefied Natural Gas III 5.50% 2014	3,335	3,603
Ras Laffan Liquefied Natural Gas III 5.50% 2014[4]	330	356
Ras Laffan Liquefied Natural Gas III 5.832% 2016[1]	1,293	1,427
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,4]	12,975	14,630
Ras Laffan Liquefied Natural Gas III 6.332% 2027[1]	2,000	2,566
Apache Corp. 2.625% 2023	11,390	11,380
Apache Corp. 4.25% 2044	7,560	7,732
Husky Energy Inc. 6.20% 2017	12,830	15,395
Western Gas Partners LP 4.00% 2022	14,445	15,233
Alpha Natural Resources, Inc. 9.75% 2018	7,415	8,045
Alpha Natural Resources, Inc. 6.00% 2019	4,025	3,723
Alpha Natural Resources, Inc. 6.25% 2021	3,050	2,806
TransCanada PipeLines Ltd. 6.50% 2018	7,500	9,453
TransCanada PipeLines Ltd. 7.125% 2019	3,040	3,875
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[2]	1,000	1,073
Cenovus Energy Inc. 3.00% 2022	9,260	9,466
Cenovus Energy Inc. 6.75% 2039	1,750	2,371
Marathon Oil Corp. 0.90% 2015	11,000	11,016
ConocoPhillips 1.05% 2017	11,000	10,974
QGOG Constellation S.A. 6.25% 2019[4]	9,800	10,241
Arch Coal, Inc. 7.00% 2019	2,350	2,197
Arch Coal, Inc. 7.25% 2021	7,625	7,072
Phillips 66 5.875% 2042[4]	7,430	8,949
Spectra Energy Partners, LP 2.95% 2016	6,375	6,565
Spectra Energy Partners 4.60% 2021	2,185	2,345
Korea National Oil Corp. 4.00% 2016[4]	6,850	7,431
Southwestern Energy Co. 4.10% 2022	6,270	6,750
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,606
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,875	4,263
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	2,150	2,306
Devon Energy Corp. 1.875% 2017	6,405	6,534
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[1,4]	5,562	6,271
Energy Transfer Partners, L.P. 5.20% 2022	4,500	5,137
Energy Transfer Partners, L.P. 6.50% 2042	665	815
Peabody Energy Corp. 6.00% 2018	4,660	4,975
Peabody Energy Corp. 6.25% 2021	875	934
CONSOL Energy Inc. 8.00% 2017	1,945	2,115
CONSOL Energy Inc. 8.25% 2020	3,430	3,730
PDC Energy Inc. 7.75% 2022[4]	4,350	4,481
Energy Transfer Partners, LP 7.50% 2020	3,700	4,292
Plains Exploration & Production Co. 6.50% 2020	3,030	3,371
Laredo Petroleum, Inc. 9.50% 2019	1,950	2,189
Access Midstream Partners, L.P. 4.875% 2023	2,150	2,185
NGPL PipeCo LLC 7.119% 2017[4]	600	657
NGPL PipeCo LLC 9.625% 2019[4]	1,000	1,155
Transportadora de Gas Internacional 5.70% 2022[4]	1,250	1,388
Teekay Corp. 8.50% 2020	725	769
Dolphin Energy Ltd. 5.50% 2021[4]	$ 500	$ 584
PTT Exploration & Production Ltd. 6.35% 2042[4]	400	501
		1,415,207

HEALTH CARE — 3.52%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.23%
AbbVie Inc. 1.75% 2017[4]	34,440	34,842
AbbVie Inc. 2.90% 2022[4]	58,845	59,983
AbbVie Inc. 4.40% 2042[4]	31,640	33,672
Amgen Inc. 2.50% 2016	27,200	28,596
Amgen Inc. 2.125% 2017	22,567	23,395
Amgen Inc. 3.875% 2021	1,000	1,099
Amgen Inc. 3.625% 2022	10,330	11,111
Amgen Inc. 5.15% 2041	5,000	5,632
Amgen Inc. 5.375% 2043	12,755	15,053
Roche Holdings Inc. 5.00% 2014[4]	6,685	7,030
Roche Holdings Inc. 6.00% 2019[4]	41,520	51,788
Roche Holdings Inc. 7.00% 2039[4]	16,310	24,615
Gilead Sciences, Inc. 2.40% 2014	7,215	7,444
Gilead Sciences, Inc. 3.05% 2016	14,765	15,824
Gilead Sciences, Inc. 4.40% 2021	38,560	43,992
Gilead Sciences, Inc. 5.65% 2041	11,405	14,182
GlaxoSmithKline Capital Inc. 4.85% 2013	20,000	20,338
GlaxoSmithKline Capital Inc. 1.50% 2017	10,500	10,660
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	18,285
GlaxoSmithKline Capital Inc. 2.85% 2022	14,500	15,074
GlaxoSmithKline Capital Inc. 6.375% 2038	7,100	9,817
Novartis Capital Corp. 1.90% 2013	15,000	15,079
Novartis Capital Corp. 4.125% 2014	11,025	11,469
Novartis Securities Investment Ltd. 5.125% 2019	23,780	28,438
Novartis Capital Corp. 2.40% 2022	7,250	7,276
Biogen Idec Inc. 6.00% 2013	30,050	30,310
Biogen Idec Inc. 6.875% 2018	17,000	21,073
Schering-Plough Corp. 5.30% 2013[2]	6,000	6,274
Schering-Plough Corp. 5.375% 2014	€6,395	9,155
Schering-Plough Corp. 6.00% 2017	$ 5,300	6,500
Merck & Co., Inc. 1.10% 2018	10,000	10,000
Merck & Co., Inc. 2.40% 2022	12,000	12,015
inVentiv Health Inc. 9.00% 2018[4]	12,725	12,884
inVentiv Health Inc. 10.00% 2018[4]	7,655	6,679
inVentiv Health Inc. 10.25% 2018[4]	19,255	16,800
Pfizer Inc 5.35% 2015	125	138
Pfizer Inc 6.20% 2019	18,140	22,942
Quintiles, Term Loan B-2, 4.50% 2018[1,2,5]	15,650	15,650
VPI Escrow Corp. 6.375% 2020[4]	12,850	13,846
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[4]	12,850	13,493
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	2,390	2,413
Teve Pharmaceutical Finance Company BV, 2.95% 2022	9,350	9,467
Sanofi 0.62% 2014[2]	10,000	10,040
Patheon Inc., Term Loan B1, 7.25% 2018[1,2,5]	8,500	8,463
Grifols Inc. 8.25% 2018	5,065	5,603
Johnson & Johnson 0.40% 2014[2]	5,000	5,012
Alkermes Inc., Term Loan B, 4.50% 2019[1,2,5]	3,890	3,936
INC Research LLC 11.50% 2019[4]	590	614
		758,001

HEALTH CARE EQUIPMENT & SERVICES — 1.29%
Express Scripts Inc. 2.75% 2014[4]	15,500	15,997
Express Scripts Inc. 6.25% 2014	27,133	29,229
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,753
Express Scripts Inc. 3.125% 2016	$18,427	$ 19,438
Express Scripts Inc. 3.50% 2016[4]	3,000	3,209
Express Scripts Inc. 2.65% 2017[4]	26,335	27,390
Express Scripts Inc. 4.75% 2021[4]	13,500	15,333
Express Scripts Inc. 3.90% 2022[4]	33,060	35,677
Express Scripts Inc. 6.125% 2041[4]	7,000	8,938
UnitedHealth Group Inc. 0.85% 2015	6,075	6,099
UnitedHealth Group Inc. 1.40% 2017	6,710	6,726
UnitedHealth Group Inc. 6.00% 2017	19,920	23,908
UnitedHealth Group Inc. 2.75% 2023	1,585	1,601
UnitedHealth Group Inc. 5.70% 2040	1,250	1,516
UnitedHealth Group Inc. 4.625% 2041	2,685	2,869
UnitedHealth Group Inc. 3.95% 2042	315	314
Kinetic Concepts, Inc. 10.50% 2018[4]	19,650	20,706
Kinetic Concepts, Inc. 12.50% 2019[4]	9,000	8,651
Cardinal Health, Inc. 5.50% 2013	2,035	2,078
Cardinal Health, Inc. 4.00% 2015	3,990	4,290
Cardinal Health, Inc. 1.90% 2017	3,550	3,619
Cardinal Health, Inc. 4.625% 2020	6,020	6,837
Allegiance Corp. 7.00% 2026	7,635	10,314
Aetna Inc. 1.50% 2017	10,375	10,404
Aetna Inc. 2.75% 2022	13,000	12,905
PTS Acquisition Corp. 9.50% 2015[6]	9,040	9,268
PTS Acquisition Corp. 9.75% 2017	€8,775	12,075
Humana Inc. 3.15% 2022	$ 9,650	9,605
Humana Inc. 4.625% 2042	5,350	5,408
Boston Scientific Corp. 6.00% 2020	10,900	12,723
Coventry Health Care, Inc. 6.30% 2014	11,395	12,314
Tenet Healthcare Corp. 9.25% 2015	10,600	11,952
DENTSPLY International Inc. 1.81% 2013[2]	5,000	5,028
DENTSPLY International Inc. 2.75% 2016	5,620	5,834
Symbion Inc. 8.00% 2016	10,050	10,402
VWR Funding, Inc. 7.25% 2017[4]	9,040	9,537
Rotech Healthcare Inc. 10.50% 2018	12,400	8,370
McKesson Corp. 0.95% 2015	2,255	2,260
McKesson Corp. 3.25% 2016	1,580	1,694
McKesson Corp. 2.70% 2022	4,010	4,015
Merge Healthcare Inc 11.75% 2015	5,250	5,663
Surgical Care Affiliates, Inc. 8.875% 2015[4]	3,927	4,035
Surgical Care Affiliates, Inc. 10.00% 2017[4]	925	974
Dignity Health 3.125% 2022	4,100	4,093
Centene Corp. 5.75% 2017	3,425	3,699
Bausch & Lomb Inc. 9.875% 2015	2,811	2,909
Baxter International Inc. 2.40% 2022	2,600	2,575
HCA Inc. 6.50% 2020	2,250	2,537
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,265
Multiplan Inc. 9.875% 2018[4]	980	1,098
		438,134

INDUSTRIALS — 3.14%
CAPITAL GOODS — 1.77%
General Electric Co. 0.85% 2015	13,000	13,054
General Electric Capital Corp. 1.00% 2015	10,800	10,850
General Electric Capital Corp., Series A, 2.25% 2015	19,500	20,150
General Electric Capital Corp. 2.95% 2016	2,790	2,940
General Electric Capital Corp. 1.60% 2017	14,000	14,020
General Electric Capital Corp. 2.30% 2017	14,200	14,734
General Electric Corp. 5.25% 2017	7,455	8,797
General Electric Capital Corp., Series A, 5.625% 2018	4,000	4,754
General Electric Capital Corp. 2.10% 2019	8,750	8,781
General Electric Capital Corp., Series A, 6.00% 2019	$26,050	$ 31,711
General Electric Co. 2.70% 2022	23,500	23,976
General Electric Capital Corp. 3.15% 2022	16,000	16,362
General Electric Co. 4.125% 2042	4,000	4,119
Volvo Treasury AB 5.95% 2015[4]	56,693	61,901
United Technologies Corp. 1.80% 2017	5,770	5,944
United Technologies Corp. 3.10% 2022	29,765	31,549
United Technologies Corp. 4.50% 2042	16,195	18,014
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 2013[1,2,5]	7,315	7,428
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.211% 2014[1,2,5]	1,657	899
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 2014[1,2,5]	47,542	25,792
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 2014[1,2,5]	2,344	1,325
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[6,7]	1,568	141
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017[7]	2,185	1
Ply Gem Industries, Inc. 9.375% 2017[4]	3,300	3,523
Ply Gem Industries, Inc. 8.25% 2018	24,595	26,686
JELD-WEN Escrow Corp. 12.25% 2017[4]	25,000	29,000
Northrop Grumman Corp. 3.70% 2014	9,500	9,942
Northrop Grumman Corp. 5.05% 2019	14,180	16,562
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	24,305	24,791
Nortek Inc. 10.00% 2018	8,000	8,940
Nortek Inc. 8.50% 2021	9,220	10,280
US Investigations Services, Inc., Term Loan B, 2.961% 2015[1,2,5]	521	485
US Investigations Services, Inc., Term Loan D, 7.75% 2015[1,2,5]	4,929	4,905
US Investigations Services, Inc. 10.50% 2015[4]	7,200	6,336
US Investigations Services, Inc. 11.75% 2016[4]	6,610	4,990
DAE Aviation Holdings, Inc. 11.25% 2015[4]	12,558	12,966
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B 6.25% 2018[1,2,5]	2,265	2,299
DAE Aviation Holdings, Inc., Term Loan B2 6.25% 2018[1,2,5]	1,027	1,042
ABB Finance (USA) Inc. 1.625% 2017	9,245	9,372
ABB Finance (USA) Inc. 2.875% 2022	6,750	6,917
BAE Systems Holdings Inc. 4.95% 2014[4]	13,505	14,191
Raytheon Co. 6.75% 2018	4,030	5,014
Raytheon Co. 4.40% 2020	7,895	9,042
Euramax International, Inc. 9.50% 2016	13,010	12,197
Honeywell International Inc. 5.00% 2019	8,725	10,343
Hutchison Whampoa International Ltd. 6.50% 2013[4]	7,200	7,253
BE Aerospace, Inc. 5.25% 2022	6,135	6,534
Esterline Technologies Corp. 6.625% 2017	2,495	2,576
Esterline Technologies Corp. 7.00% 2020	3,475	3,866
Odebrecht Finance Ltd 5.125% 2022[4]	720	783
Odebrecht Finance Ltd 6.00% 2023[4]	420	488
Odebrecht Finance Ltd 7.125% 2042[4]	3,000	3,495
John Deere Capital Corp., Series D, 4.50% 2013	2,000	2,021
Deere & Co. 2.60% 2022	2,600	2,635
Precision Castparts Corp. 1.25% 2018	1,300	1,303
Precision Castparts Corp. 2.50% 2023	2,600	2,619
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	3,650	3,796
RBS Global, Inc. and Rexnord LLC 8.50% 2018	2,650	2,885
TransDigm Inc. 5.50% 2020[4]	2,700	2,821
Eaton Corp. 0.638% 2014[2]	2,000	1,998
Danaher Corp. 2.30% 2016	565	591
		602,729

TRANSPORTATION — 1.30%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[1]	3,190	3,334
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[1]	60	63
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	726	762
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	102	105
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	12,533	13,406
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	$15,988	$ 17,422
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[1]	256	273
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	8,151	8,935
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[1]	5,886	6,173
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[1]	260	286
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4]	779	791
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	1,404	1,468
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	10,800	11,826
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	3,776	4,038
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	12,417	14,125
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	10,053	11,599
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[1]	895	958
Union Pacific Corp. 5.125% 2014	8,430	8,853
Union Pacific Corp. 5.75% 2017	12,250	14,698
Union Pacific Corp. 4.00% 2021	14,000	15,707
Union Pacific Corp. 4.163% 2022	7,437	8,420
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[1]	5,766	6,607
Union Pacific Corp. 2.95% 2023	4,500	4,657
Union Pacific Corp. 6.15% 2037	10,930	14,282
Burlington Northern Santa Fe LLC 7.00% 2014	875	934
Burlington Northern Santa Fe LLC 5.65% 2017	12,500	14,724
Burlington Northern Santa Fe LLC 5.75% 2018	9,035	10,939
Burlington Northern Santa Fe LLC 3.60% 2020	7,500	8,129
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	3,016
Burlington Northern Santa Fe LLC 3.05% 2022	22,850	23,636
Burlington Northern Santa Fe LLC 5.05% 2041	500	568
Burlington Northern Santa Fe LLC 4.375% 2042	500	526
Northwest Airlines, Inc., Term Loan B, 3.81% 2013[1,2,5]	1,132	1,118
Northwest Airlines, Inc., Term Loan A, 2.06% 2018[1,2,5]	50,701	47,659
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	87	96
Norfolk Southern Corp. 5.75% 2016	5,740	6,534
Norfolk Southern Corp. 5.75% 2018	5,000	5,976
Norfolk Southern Corp. 5.90% 2019	9,250	11,282
Norfolk Southern Corp. 3.25% 2021	2,000	2,095
Norfolk Southern Corp. 3.00% 2022	16,500	16,939
CEVA Group PLC 11.625% 2016[4]	5,715	5,901
CEVA Group PLC 8.375% 2017[4]	1,600	1,592
CEVA Group PLC 11.50% 2018[4]	5,305	4,483
CEVA Group PLC 12.75% 2020[4]	27,200	20,468
Canadian National Railway Co. 1.45% 2016	6,090	6,201
Canadian National Railway Co. 5.55% 2018	2,000	2,405
Canadian National Railway Co. 2.85% 2021	10,000	10,496
CSX Corp. 5.75% 2013	8,385	8,472
CSX Corp. 7.375% 2019	7,500	9,542
United Parcel Service, Inc., 1.125% 2017	12,000	12,031
AMR Corp. 9.00% 2012[7]	1,300	1,053
American Airlines, Inc., Series 2011-2, Class A, 8.625% 2023[1]	9,871	10,260
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	7,850	7,399
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	3,925	3,434
Navios Logistics Finance (US) Inc., 9.25% 2019	375	370
Brunswick Rail Finance Ltd. 6.50% 2017[4]	4,590	4,765
ENA Norte Trust 4.95% 2028[1,4]	3,500	3,602
TRAC Intermodal 11.00% 2019[4]	2,950	3,083
CMA CGM 8.50% 2017[4]	2,025	1,635
ERAC USA Finance Co. 5.625% 2042[4]	1,000	1,109
		441,260

COMMERCIAL & PROFESSIONAL SERVICES — 0.07%
Republic Services, Inc. 3.80% 2018	2,000	2,201
Republic Services, Inc. 5.00% 2020	5,000	5,802
Republic Services, Inc. 3.55% 2022	$ 500	$ 522
Republic Services, Inc. 5.70% 2041	2,000	2,394
Waste Management, Inc. 2.60% 2016	3,330	3,490
Waste Management, Inc. 4.60% 2021	5,455	6,186
R.R. Donnelley & Sons Co. 6.125% 2017	925	899
R.R. Donnelley & Sons Co. 7.25% 2018	1,875	1,819
ADS Waste Escrow, Term Loan B, 5.25% 2019[1,2,5]	375	380
ADS Waste Escrow 8.25% 2020[4]	650	686
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	211	235
		24,614

CONSUMER DISCRETIONARY — 2.67%
MEDIA — 1.66%
Comcast Corp. 6.30% 2017	13,410	16,463
Comcast Corp. 5.875% 2018	18,570	22,395
Comcast Corp. 5.15% 2020	7,500	8,895
Comcast Corp. 3.125% 2022	21,510	22,430
Comcast Corp. 6.95% 2037	12,020	16,313
Comcast Corp. 6.40% 2040	3,500	4,538
Comcast Corp. 4.65% 2042	20,625	21,761
NBCUniversal Media, LLC 2.10% 2014	12,000	12,223
NBCUniversal Media, LLC 2.875% 2016	17,000	17,932
NBCUniversal Media, LLC 5.15% 2020	7,000	8,304
NBCUniversal Media, LLC 4.375% 2021	14,250	16,020
NBCUniversal Media, LLC 2.875% 2023	25,730	25,864
NBCUniversal Media, LLC 4.45% 2043	6,100	6,183
Time Warner Inc. 5.875% 2016	19,170	22,459
Time Warner Companies, Inc. 7.25% 2017	1,600	2,011
Time Warner Inc. 4.75% 2021	11,090	12,754
Time Warner Inc. 3.40% 2022	2,500	2,610
Time Warner Companies, Inc. 7.57% 2024	12,340	16,641
Time Warner Inc. 6.20% 2040	9,450	11,583
Time Warner Inc. 6.25% 2041	5,800	7,168
Time Warner Inc. 4.90% 2042	3,000	3,221
Time Warner Cable Inc. 6.20% 2013	5,700	5,857
Time Warner Cable Inc. 7.50% 2014	10,175	11,028
Time Warner Cable Inc. 6.75% 2018	13,650	17,065
Time Warner Cable Inc. 8.25% 2019	7,215	9,607
Time Warner Cable Inc. 4.00% 2021	10,280	11,293
Time Warner Cable Inc. 6.75% 2039	5,150	6,538
Thomson Reuters Corp. 6.50% 2018	29,355	36,715
News America Inc. 8.00% 2016	1,000	1,233
News America Inc. 6.90% 2019	12,750	15,988
News America Inc. 3.00% 2022[4]	6,000	6,033
News America Inc. 6.15% 2037	300	369
News America Inc. 6.65% 2037	7,800	10,087
Cox Communications, Inc. 5.45% 2014	3,773	4,117
Cox Communications, Inc. 9.375% 2019[4]	6,225	8,564
Cox Communications, Inc. 3.25% 2022[4]	16,895	17,439
Walt Disney Co. 0.875% 2014	14,000	14,122
Walt Disney Co. 1.10% 2017	9,800	9,829
WPP Finance 2010 4.75% 2021	15,840	17,170
WPP Finance 2010 5.125% 2042	1,300	1,272
Virgin Media Finance PLC 8.375% 2019[4]	8,050	9,177
Virgin Media Secured Finance PLC 5.25% 2021	1,775	2,074
Virgin Media Finance PLC 4.875% 2022	2,400	2,466
DISH DBS Corp. 4.625% 2017	7,005	7,338
DISH DBS Corp 6.75% 2021	4,075	4,666
DISH DBS Corp. 5.875% 2022	1,000	1,080
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	9,000	10,013
CBS Corp. 1.95% 2017	$8,500	$ 8,666
Univision Communications Inc., Term Loan B, 4.462% 2017[1,2,5]	5,113	5,039
Univision Communications Inc. 8.50% 2021[4]	2,240	2,324
Omnicom Group Inc. 3.625% 2022	6,500	6,777
Grupo Televisa, SAB 6.625% 2040	5,200	6,668
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	5,350	5,597
Quebecor Media Inc. 5.75% 2023[4]	4,375	4,632
Warner Music Group 6.00% 2021[4]	2,800	2,968
UPC Germany GmbH 9.625% 2019	€1,250	1,868
		563,447

CONSUMER SERVICES — 0.45%
MGM Resorts International 5.875% 2014	$34,190	35,729
MGM Resorts International 6.625% 2015	2,600	2,802
MGM Resorts International 6.625% 2021	1,650	1,652
Boyd Gaming Corp. 6.75% 2014	10,830	10,830
Boyd Gaming Corp. 7.125% 2016	10,285	10,131
Boyd Gaming Corp. 9.125% 2018	3,920	4,018
Revel Entertainment, Term Loan B, 9.00% 2017[1,2,5]	26,513	13,831
Mohegan Tribal Gaming Authority 10.50% 2016[4]	6,375	6,311
Mohegan Tribal Gaming Authority 11.00% 2018[2,4,6]	6,750	5,383
Caesars Entertainment Operating Co. 11.25% 2017	6,890	7,415
Caesars Entertainment Operating Co. 9.00% 2020[4]	3,375	3,392
Seminole Tribe of Florida 5.798% 2013[1,4]	2,270	2,316
Seminole Tribe of Florida 7.804% 2020[1,4]	7,115	7,317
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	6,910	7,428
NCL Corp. Ltd. 11.75% 2016	3,000	3,405
NCL Corp. Ltd. 9.50% 2018	3,125	3,484
Burger King Corp 0%/11.00% 2019[4,8]	8,075	6,844
Royal Caribbean Cruises Ltd. 11.875% 2015	5,150	6,257
Laureate Education, Inc. 9.25% 2019[4]	5,625	5,906
Seneca Gaming Corp. 8.25% 2018[4]	2,775	2,942
Marina District Finance Co., Inc. 9.50% 2015	2,000	1,950
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,025	1,635
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.00% 2018[2,6]	1,449	1,215
		152,193

RETAILING — 0.28%
Staples, Inc. 9.75% 2014	23,470	25,523
Nordstrom, Inc. 6.75% 2014	18,975	20,591
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 2016[1,2,5]	4,252	4,138
Toys “R” Us Property Co. II, LLC 8.50% 2017	7,275	7,748
Toys “R” Us Property Co. I, LLC 10.75% 2017	650	704
Neiman Marcus Group, Inc., Term Loan B, 4.75% 2018[1,2,5]	12,335	12,375
Macy’s Retail Holdings, Inc. 7.875% 2015[2]	9,891	11,528
Home Depot, Inc. 4.40% 2021	7,500	8,852
Target Corp. 0.495% 2014[2]	2,000	2,007
Lowe’s Companies, Inc. 3.12% 2022	1,500	1,580
		95,046

AUTOMOBILES & COMPONENTS — 0.25%
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,775	17,613
DaimlerChrysler North America Holding Corp. 1.30% 2015[4]	11,000	11,070
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	15,050	15,647
Daimler Finance NA LLC 3.00% 2016[4]	2,000	2,093
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,250	11,292
Volkswagen International Finance NV 0.97% 2014[2,4]	12,000	12,042
Volkswagen International Finance NV 2.875% 2016[4]	1,000	1,050
Volkswagen International Finance NV 4.00% 2020[4]	11,650	12,976
Dynacast International LLC 9.25% 2019	2,325	2,499
		86,282
CONSUMER DURABLES & APPAREL — 0.03%
Mattel, Inc. 2.50% 2016	$ 5,000	$ 5,204
Jarden Corp. 8.00% 2016	3,020	3,224
		8,428

UTILITIES — 2.40%
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	11,574	13,431
Consumers Energy Co. 5.65% 2018	6,075	7,429
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	33,202	41,556
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	1,898	2,471
Consumers Energy Co. 5.65% 2020	2,090	2,583
Consumers Energy Co. 2.85% 2022	22,062	22,824
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	21,750	22,299
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	41,425	61,284
MidAmerican Energy Co. 4.65% 2014	5,000	5,339
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	225	236
MidAmerican Energy Holdings Co. 5.75% 2018	37,700	45,436
PacifiCorp., First Mortgage Bonds, 2.95% 2022	10,000	10,459
Niagara Mohawk Power 3.553% 2014[4]	14,850	15,537
National Grid PLC 6.30% 2016	37,605	43,657
National Grid Co. PLC 5.875% 2024	£170	341
CenterPoint Energy Resources Corp. 4.50% 2021	$41,336	47,045
Public Service Co. of Colorado 5.80% 2018	9,606	11,780
Public Service Co. of Colorado 5.125% 2019	4,350	5,241
Public Service Co. of Colorado 3.20% 2020	5,000	5,459
Xcel Energy Inc. 4.70% 2020	2,500	2,926
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	8,945	8,841
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,842	9,560
Public Service Co. of Colorado 3.60% 2042	2,200	2,138
Teco Finance, Inc. 6.75% 2015	15,546	17,509
Teco Finance, Inc. 4.00% 2016	3,333	3,565
Teco Finance, Inc. 6.572% 2017	4,514	5,448
Teco Finance, Inc. 5.15% 2020	8,949	10,416
Tampa Electric Co. 2.60% 2022	1,900	1,919
Tampa Electric Co. 4.10% 2042	5,060	5,311
Iberdrola Finance Ireland 3.80% 2014[4]	15,069	15,484
Scottish Power PLC 5.375% 2015	15,000	16,091
TXU, Term Loan, 4.713% 2017[1,2,5]	32,068	21,595
Texas Competitive Electric Holdings Co. LLC, 11.50% 2020[4]	12,560	9,891
Ohio Edison Co. 6.40% 2016	6,260	7,347
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	17,147
Toledo Edison Co. 7.25% 2020	5,025	6,392
Ohio Power Co., Series H, 4.85% 2014	5,965	6,215
American Electric Power Co. 1.65% 2017	10,195	10,239
American Electric Power Co. 2.95% 2022	12,905	12,921
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	12,000	14,100
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	2,700	3,173
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	3,055	3,661
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	610	631
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	2,000	2,675
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	2,006
Progress Energy, Inc. 6.05% 2014	2,100	2,229
Progress Energy, Inc. 7.05% 2019	8,840	11,116
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 2.80% 2022	6,000	6,198
Progress Energy, Inc. 7.00% 2031	750	967
Progress Energy, Inc. 7.75% 2031	3,920	5,359
E.ON International Finance BV 5.80% 2018[4]	20,500	24,933
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	4,275	4,413
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	1,147
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	12,165	15,334
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	$ 2,050	$ 2,630
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	12,226
Virginia Electric and Power Co. 2.95% 2022	8,000	8,432
AES Corp. 7.75% 2015	6,575	7,413
AES Corp. 8.00% 2020	8,350	9,644
Entergy Corp. 4.70% 2017	14,900	16,151
Veolia Environnement 6.00% 2018	11,445	13,429
Veolia Environnement 6.125% 2033	€1,075	1,848
PG&E Corp. 5.75% 2014	$ 2,000	2,120
Pacific Gas and Electric Co. 8.25% 2018	4,000	5,451
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,497
CEZ, a s 4.25% 2022[4]	8,480	9,120
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,204
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,524
SP PowerAssets Ltd. 5.00% 2013[4]	8,000	8,259
Midwest Generation, LLC, Series B, 8.56% 2016[1]	7,968	7,809
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	6,470	6,903
PSEG Power LLC 2.75% 2016	3,140	3,269
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,631
Public Service Electric and Gas Co., Series H, 3.65% 2042	600	591
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	6,121
Colbun SA 6.00% 2020[4]	5,400	6,029
Wisconsin Electric Power Co. 2.95% 2021	3,000	3,144
Wisconsin Electric Power Co. 3.65% 2042	1,000	979
Enel Finance International SA 3.875% 2014[4]	3,235	3,332
Electricité de France SA 5.50% 2014[4]	3,000	3,152
NRG Energy, Inc. 7.875% 2021	2,250	2,509
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,4]	1,858	2,004
		814,725

CONSUMER STAPLES — 2.17%
FOOD, BEVERAGE & TOBACCO — 1.63%
Anheuser-Busch InBev NV 2.50% 2013	3,000	3,014
Anheuser-Busch InBev NV 0.70% 2014[2]	8,710	8,746
Anheuser-Busch InBev NV 3.625% 2015	25,250	26,956
Anheuser-Busch InBev NV 4.125% 2015	32,375	34,610
Anheuser-Busch InBev NV 1.375% 2017	12,505	12,646
Anheuser-Busch InBev NV 8.625% 2017	€2,500	4,345
Anheuser-Busch InBev NV 6.875% 2019	$ 6,740	8,856
Anheuser-Busch InBev NV 7.75% 2019	16,250	21,716
Anheuser-Busch InBev NV 2.50% 2022	6,420	6,466
Anheuser-Busch InBev NV 3.75% 2042	5,400	5,431
SABMiller Holdings Inc. 1.85% 2015[4]	2,000	2,040
SABMiller Holdings Inc. 2.45% 2017[4]	47,360	49,400
SABMiller Holdings Inc. 3.75% 2022[4]	15,500	16,752
SABMiller Holdings Inc. 4.95% 2042[4]	3,500	3,971
Coca-Cola Co. 1.50% 2015	18,970	19,439
Coca-Cola Co. 1.80% 2016	21,315	22,026
Coca-Cola Co. 3.15% 2020	8,690	9,464
Kraft Foods Inc. 1.625% 2015[4]	9,120	9,288
Kraft Foods Inc. 2.25% 2017[4]	8,050	8,332
Kraft Foods Inc. 3.50% 2022[4]	24,180	25,832
Kraft Foods Inc. 6.50% 2040[4]	3,000	3,947
Kraft Foods Inc. 5.00% 2042[4]	3,000	3,377
British American Tobacco International Finance PLC 2.125% 2017[4]	23,125	23,712
British American Tobacco International Finance PLC 9.50% 2018[4]	13,000	18,092
Pernod Ricard SA 2.95% 2017[4]	16,000	16,839
Pernod Ricard SA 4.45% 2022[4]	15,000	16,603
Pernod Ricard SA 5.50% 2042[4]	3,000	3,499
Altria Group, Inc. 9.25% 2019	4,392	6,113
Altria Group, Inc. 4.75% 2021	$ 2,000	$ 2,268
Altria Group, Inc. 2.85% 2022	6,800	6,735
Altria Group, Inc. 9.95% 2038	6,350	10,469
Altria Group, Inc. 10.20% 2039	4,000	6,696
Altria Group, Inc. 4.25% 2042	3,000	2,912
PepsiCo, Inc. 3.10% 2015	17,000	17,850
PepsiCo, Inc. 2.50% 2016	7,500	7,903
Reynolds American Inc. 3.25% 2022	21,895	22,014
Reynolds American Inc. 4.75% 2042	3,000	3,030
Philip Morris International Inc. 1.125% 2017	4,000	3,990
Philip Morris International Inc. 1.625% 2017	4,000	4,088
Philip Morris International Inc. 2.90% 2021	9,200	9,577
Philip Morris International Inc. 2.50% 2022	3,600	3,620
Philip Morris International Inc. 4.375% 2041	2,000	2,146
Kraft Foods Inc. 2.625% 2013	3,830	3,855
Kraft Foods Inc. 6.125% 2018	6,000	7,306
Kraft Foods Inc. 5.375% 2020	2,500	3,020
Heineken NV 1.40% 2017[4]	13,335	13,305
Brown-Forman Corp. 1.00% 2018	3,000	2,986
Brown-Forman Corp. 2.25% 2023	5,100	5,039
Brown-Forman Corp. 3.75% 2043	960	965
Fortune Brands, Inc. 6.375% 2014	6,467	6,973
Del Monte Corp. 7.625% 2019	4,000	4,190
BFF International Ltd. 7.25% 2020[4]	2,500	3,000
Smithfield Foods, Inc. 7.75% 2017	750	878
Smithfield Foods, Inc. 6.625% 2022	1,370	1,517
CEDC Finance Corp. 9.125% 2016[4]	3,500	2,275
Constellation Brands, Inc. 8.375% 2014	550	617
Constellation Brands, Inc. 7.25% 2017	750	887
TreeHouse Foods, Inc. 7.75% 2018	1,200	1,305
Cott Beverages Inc. 8.375% 2017	1,000	1,093
Tyson Foods, Inc. 6.60% 2016[2]	500	575
		554,596

FOOD & STAPLES RETAILING — 0.53%
Kroger Co. 5.00% 2013	18,000	18,231
Kroger Co. 7.50% 2014	6,500	6,955
Kroger Co. 3.90% 2015	10,000	10,798
Kroger Co. 6.40% 2017	23,450	28,324
Wal-Mart Stores, Inc. 2.875% 2015	11,550	12,141
Wal-Mart Stores, Inc. 2.80% 2016	11,500	12,271
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,602
Rite Aid Corp. 9.75% 2016	18,550	20,173
Rite Aid Corp. 10.25% 2019	40	46
Rite Aid Corp. 8.00% 2020	2,075	2,381
Delhaize Group 6.50% 2017	16,205	18,407
Tesco PLC 5.50% 2017[4]	12,459	14,702
SUPERVALU Inc. 7.50% 2014	11,345	11,061
Safeway Inc. 5.00% 2019	6,000	6,459
Safeway Inc. 3.95% 2020	4,000	4,004
		179,555

HOUSEHOLD & PERSONAL PRODUCTS — 0.01%
Procter & Gamble Co. 3.50% 2015	150	159
Procter & Gamble Co. 1.45% 2016	2,645	2,697
		2,856

TELECOMMUNICATION SERVICES — 1.83%
Verizon Communications Inc. 0.70% 2015	13,000	13,011
Verizon Communications Inc. 3.00% 2016	24,000	25,569
Verizon Communications Inc. 1.10% 2017	$13,000	$ 12,952
Verizon Communications Inc. 8.50% 2018	8,000	11,015
Verizon Communications Inc. 8.75% 2018	7,888	10,961
Verizon Communications Inc. 2.45% 2022	16,500	16,521
SBC Communications Inc. 5.625% 2016	22,575	25,925
AT&T Inc. 1.40% 2017	38,030	38,068
AT&T Inc. 2.625% 2022	14,200	14,237
Telecom Italia Capital SA 5.25% 2015	9,124	9,731
Telecom Italia Capital SA 6.999% 2018	20,100	23,075
Telecom Italia Capital SA 7.175% 2019	20,787	24,227
Telecom Italia Capital SA 7.20% 2036	3,179	3,335
Telecom Italia Capital SA 7.721% 2038	8,380	9,113
Deutsche Telekom International Finance BV 4.875% 2014	16,250	17,200
Deutsche Telekom International Finance BV 3.125% 2016[4]	12,175	12,885
Deutsche Telekom International Finance BV 2.25% 2017[4]	5,500	5,644
Deutsche Telekom International Finance BV 9.25% 2032	10,917	17,449
Deutsche Telekom International Finance BV 4.875% 2042[4]	4,352	4,650
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 2015[4]	26,195	28,291
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 2015[4]	20,200	21,816
Clearwire Communications and Clearwire Finance, Inc. 14.75% 2016[4]	1,925	2,652
Clearwire Communications and Clearwire Finance, Inc. 12.00% 2017[4]	2,735	3,241
Koninklijke KPN NV 8.375% 2030	31,280	41,306
Wind Acquisition SA 11.75% 2017[4]	27,212	28,641
Wind Acquisition SA 7.25% 2018[4]	7,025	7,148
Sprint Nextel Corp. 8.375% 2017	2,500	2,919
Sprint Nextel Corp. 9.125% 2017	9,250	10,938
Sprint Nextel Corp. 7.00% 2020	9,000	9,878
Sprint Nextel Corp. 11.50% 2021	8,550	11,660
Frontier Communications Corp. 8.25% 2017	14,620	16,959
Frontier Communications Corp. 8.125% 2018	1,500	1,733
Frontier Communications Corp. 8.50% 2020	2,950	3,407
Frontier Communications Corp. 9.25% 2021	2,450	2,885
Frontier Communications Corp. 8.75% 2022	1,275	1,485
Frontier Communications Corp. 7.125% 2023	4,575	4,867
Telefónica Emisiones, SAU 3.992% 2016	19,845	20,698
Telefónica Emisiones, SAU 5.134% 2020	3,604	3,798
Telefónica Emisiones, SAU 5.462% 2021	5,297	5,661
France Télécom 4.375% 2014	11,440	12,044
France Télécom 2.125% 2015	8,830	9,087
France Télécom 4.125% 2021	2,525	2,785
LightSquared, Term Loan B, 12.00% 2014[1,5,6,7]	18,669	15,915
América Móvil, SAB de CV 2.375% 2016	3,000	3,132
América Móvil, SAB de CV 5.00% 2020	6,700	7,822
América Móvil, SAB de CV 8.46% 2036	MXN27,000	2,310
Cricket Communications, Inc. 7.75% 2016	$ 9,175	9,760
Cricket Communications, Inc. 7.75% 2020	1,900	1,947
Vodafone Group PLC, Term Loan B, 6.875% 2015[1,5,6]	5,095	5,260
Vodafone Group PLC, Term Loan B, 6.25% 2016[1,3,5,6]	5,491	5,670
Digicel Group Ltd. 12.00% 2014[4]	5,000	5,438
Digicel Group Ltd. 8.25% 2020[4]	4,950	5,470
Trilogy International Partners, LLC, 10.25% 2016[4]	9,250	8,186
Level 3 Communications, Inc. 11.875% 2019	1,000	1,157
tw telecom holdings inc. 5.375% 2022[4]	775	815
Syniverse Holdings, Inc. 9.125% 2019	500	536
		622,885

MATERIALS — 1.72%
Rio Tinto Finance (USA) Ltd. 8.95% 2014	5,000	5,530
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,900
Rio Tinto Finance (USA) Ltd. 2.50% 2016	14,650	15,302
Rio Tinto Finance (USA) Ltd. 1.625% 2017	$30,600	$31,006
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,170	15,351
Rio Tinto Finance (USA) Ltd. 2.875% 2022	14,510	14,619
ArcelorMittal 5.375% 2013	6,500	6,566
ArcelorMittal 4.25% 2015[2]	16,000	16,170
ArcelorMittal 5.00% 2017[2]	13,065	13,196
ArcelorMittal 10.35% 2019[2]	2,500	3,000
ArcelorMittal 6.00% 2021[2]	18,440	18,400
ArcelorMittal 6.75% 2022[2]	9,700	10,188
ArcelorMittal 7.25% 2041[2]	18,548	17,215
Xstrata Canada Financial Corp. 1.80% 2015[4]	2,000	2,012
Xstrata Canada Financial Corp. 3.60% 2017[4]	12,500	13,172
Xstrata Canada Financial Corp. 4.95% 2021[4]	18,750	20,155
Xstrata Canada Financial Corp. 4.00% 2022[4]	12,600	12,747
International Paper Co. 7.40% 2014	24,650	26,707
International Paper Co. 7.95% 2018	8,300	10,739
International Paper Co. 4.75% 2022	1,500	1,699
Reynolds Group Inc. 8.50% 2018	390	402
Reynolds Group Inc. 7.875% 2019	2,605	2,911
Reynolds Group Inc. 9.875% 2019	12,160	13,072
Reynolds Group Inc. 5.75% 2020[4]	21,370	22,118
Newcrest Finance Pty Ltd. 4.45% 2021[4]	22,785	24,004
Newcrest Finance Pty Ltd. 4.20% 2022[4]	8,410	8,657
Newcrest Finance Pty Ltd. 5.75% 2041[4]	3,000	3,318
Cliffs Natural Resources Inc. 4.875% 2021	28,670	28,495
Cliffs Natural Resources Inc. 6.25% 2040	1,725	1,683
Teck Resources Ltd. 3.15% 2017	1,555	1,631
Teck Resources Ltd. 4.75% 2022	13,360	14,714
Teck Resources Ltd. 6.25% 2041	6,750	7,947
Dow Chemical Co. 7.60% 2014	8,679	9,479
Dow Chemical Co. 5.70% 2018	3,500	4,166
Dow Chemical Co. 3.00% 2022	7,500	7,490
CEMEX Finance LLC 9.50% 2016	5,925	6,473
CEMEX Finance LLC 9.50% 2016[4]	5,200	5,681
CEMEX España, SA 9.25% 2020[4]	1,126	1,233
CEMEX Finance LLC 9.375% 2022[4]	5,175	5,848
BHP Billiton Finance (USA) Ltd. 5.50% 2014	8,795	9,345
BHP Billiton Finance (USA) Ltd. 1.00% 2015	5,000	5,039
BHP Billiton Finance (USA) Ltd. 1.625% 2017	3,000	3,070
Inmet Mining Corp. 8.75% 2020[4]	11,675	12,813
Inmet Mining Corp. 7.50% 2021[4]	4,000	4,170
Sherwin-Williams Co. 1.35% 2017	13,600	13,581
Praxair, Inc. 4.375% 2014	200	210
Praxair, Inc. 4.625% 2015	500	545
Praxair, Inc. 1.05% 2017	11,000	11,011
Georgia Gulf Corp. 9.00% 2017[4]	9,976	11,148
Ecolab Inc. 3.00% 2016	7,320	7,784
Ecolab Inc. 4.35% 2021	1,000	1,117
Ecolab Inc. 5.50% 2041	1,250	1,493
Newpage Corp., Term Loan B, 7.75% 2019[1,2,5]	7,480	7,480
MacDermid 9.50% 2017[4]	5,870	6,141
JMC Steel Group Inc. 8.25% 2018[4]	5,750	6,037
Walter Energy, Inc. 9.875% 2020[4]	4,835	5,415
Taminco Global Chemical Corp. 9.75% 2020[4]	4,500	4,950
Ball Corp. 7.125% 2016	1,270	1,365
Ball Corp. 5.75% 2021	1,850	2,012
Ball Corp. 5.00% 2022	1,405	1,510
FMG Resources 7.00% 2015[4]	3,000	3,165
FMG Resources, Term Loan, 5.25% 2017[1,2,5]	1,232	1,244
Smurfit Capital Funding PLC 7.50% 2025	3,345	3,521
Georgia-Pacific Corp. 5.40% 2020[4]	$ 2,775	$ 3,304
Barrick Gold Corp. 3.85% 2022	3,000	3,178
Yara International ASA 7.875% 2019[4]	2,175	2,795
AngloGold Ashanti Holdings PLC 5.125% 2022	2,600	2,637
PQ Corp. 8.75% 2018[4]	2,375	2,506
Airgas, Inc. 7.125% 2018	2,000	2,114
ICI Wilmington, Inc. 5.625% 2013	2,000	2,089
OMNOVA Solutions Inc. 7.875% 2018	2,000	2,073
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,250	1,553
Packaging Dynamics Corp. 8.75% 2016[4]	1,430	1,501
Consolidated Minerals Ltd. 8.875% 2016[4]	825	714
E.I. du Pont de Nemours and Co. 5.25% 2016	500	578
		583,204

INFORMATION TECHNOLOGY — 0.95%
SOFTWARE & SERVICES — 0.72%
International Business Machines Corp. 0.75% 2015	16,510	16,620
International Business Machines Corp. 1.95% 2016	12,105	12,588
International Business Machines Corp. 2.00% 2016	28,500	29,463
International Business Machines Corp. 1.875% 2019	12,000	12,188
International Business Machines Corp. 1.875% 2022	9,420	9,074
International Business Machines Corp. 4.00% 2042	5,002	5,300
First Data Corp. 9.875% 2015	821	841
First Data Corp. 10.55% 2015[6]	4,371	4,497
First Data Corp. 11.25% 2016	51,360	50,590
First Data Corp., Term Loan D, 5.211% 2017[1,2,5]	3,022	2,978
First Data Corp. 8.25% 2021[4]	2,843	2,857
First Data Corp. 12.625% 2021	6,545	6,921
First Data Corp. 8.75% 2022[2,4,6]	10,627	10,919
Oracle Corp. 1.20% 2017	20,510	20,587
Oracle Corp. 2.50% 2022	17,200	17,371
SRA International, Inc., Term Loan B, 6.50% 2018[1,2,5]	12,162	11,630
SRA International, Inc. 11.00% 2019	12,080	12,382
SunGard Data Systems Inc. 7.375% 2018	2,990	3,218
SunGard Data Systems Inc., Term Loan B, 4.50% 2019[1,2,5]	1,375	1,390
SunGard Data Systems Inc. 7.625% 2020	4,761	5,225
Blackboard Inc., Term Loan B, 7.50% 2018[1,2,5]	4,516	4,570
eBay Inc. 1.35% 2017	2,300	2,328
		243,537

TECHNOLOGY HARDWARE & EQUIPMENT — 0.13%
Xerox Corp. 6.40% 2016	768	866
Xerox Corp. 2.95% 2017	21,035	21,597
Cisco Systems, Inc. 2.90% 2014	10,125	10,572
Jabil Circuit, Inc. 8.25% 2018	5,850	7,137
Jabil Circuit, Inc. 4.70% 2022	700	739
Hewlett-Packard Co. 0.711% 2014[2]	2,000	1,961
Hughes Satellite Systems Corp. 7.625% 2021	575	657
		43,529

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.10%
Freescale Semiconductor, Inc. 9.25% 2018[4]	6,250	6,859
Freescale Semiconductor, Inc., Term Loan B, 6.00% 2019[1,2,5]	11,662	11,604
Samsung Electronics America, Inc. 1.75% 2017[4]	8,900	9,011
National Semiconductor Corp. 6.60% 2017	6,000	7,415
NXP BV and NXP Funding LLC 3.09% 2013[2]	398	399
		35,288

Total corporate bonds & notes		10,129,472
	Principal amount	Value
Bonds & notes	(000)	(000)

U.S. TREASURY BONDS & NOTES — 21.87%
U.S. TREASURY — 19.19%
U.S. Treasury 0.625% 2013	$ 18,300	$ 18,309
U.S. Treasury 1.125% 2013	43,955	44,155
U.S. Treasury 3.375% 2013	7,900	8,027
U.S. Treasury 3.50% 2013	50,000	50,698
U.S. Treasury 3.875% 2013	25,000	25,114
U.S. Treasury 0.125% 2014	13,400	13,367
U.S. Treasury 0.25% 2014	171,500	171,587
U.S. Treasury 0.25% 2014	8,000	8,005
U.S. Treasury 1.25% 2014	299,085	302,578
U.S. Treasury 1.875% 2014	221,550	225,830
U.S. Treasury 2.375% 2014	41,500	43,042
U.S. Treasury 2.625% 2014	79,340	82,330
U.S. Treasury 0.375% 2015	64,950	65,006
U.S. Treasury 1.25% 2015	15,000	15,375
U.S. Treasury 1.875% 2015	40,055	41,609
U.S. Treasury 2.125% 2015	115,500	121,545
U.S. Treasury 4.25% 2015	50,000	55,092
U.S. Treasury 0.875% 2016	79,020	80,128
U.S. Treasury 0.875% 2016	2,245	2,275
U.S. Treasury 1.00% 2016	180,450	183,862
U.S. Treasury 1.00% 2016	94,165	95,952
U.S. Treasury 1.50% 2016	20,670	21,431
U.S. Treasury 1.75% 2016	86,870	90,738
U.S. Treasury 2.00% 2016	95,000	99,935
U.S. Treasury 2.375% 2016	100,000	106,328
U.S. Treasury 2.625% 2016	55,640	59,544
U.S. Treasury 3.00% 2016	3,560	3,885
U.S. Treasury 4.875% 2016	34,750	40,227
U.S. Treasury 5.125% 2016	36,000	41,632
U.S. Treasury 7.50% 2016	58,000	73,513
U.S. Treasury 0.625% 2017	110,845	110,691
U.S. Treasury 0.625% 2017	37,750	37,608
U.S. Treasury 0.625% 2017	5,000	4,989
U.S. Treasury 0.75% 2017	83,300	83,401
U.S. Treasury 0.75% 2017	61,429	61,764
U.S. Treasury 0.875% 2017	229,700	232,454
U.S. Treasury 0.875% 2017	100,810	102,105
U.S. Treasury 1.00% 2017	244,646	248,957
U.S. Treasury 3.00% 2017	39,750	43,729
U.S. Treasury 3.25% 2017	93,480	103,960
U.S. Treasury 4.625% 2017	50,000	58,275
U.S. Treasury 8.75% 2017	25,000	33,803
U.S. Treasury 2.375% 2018	20,000	21,652
U.S. Treasury 3.50% 2018	58,625	66,730
U.S. Treasury 1.00% 2019	100,000	99,207
U.S. Treasury 1.00% 2019	89,250	88,634
U.S. Treasury 1.00% 2019	4,000	3,957
U.S. Treasury 1.125% 2019	435,950	438,269
U.S. Treasury 1.125% 2019	5,000	4,981
U.S. Treasury 1.25% 2019	41,750	42,338
U.S. Treasury 3.125% 2019	2,575	2,914
U.S. Treasury 8.125% 2019	25,000	36,371
U.S. Treasury 8.75% 2020	11,530	17,842
U.S. Treasury 2.00% 2021	50,000	51,838
U.S. Treasury 8.00% 2021	40,000	61,722
U.S. Treasury 1.625% 2022	691,617	683,318
U.S. Treasury 1.75% 2022	243,000	244,822
U.S. Treasury 2.00% 2022	21,525	22,235
U.S. Treasury 7.125% 2023	85,000	128,058
U.S. Treasury 6.875% 2025	$ 77,500	$ 119,217
U.S. Treasury 6.00% 2026	88,325	127,630
U.S. Treasury 6.50% 2026	49,550	75,134
U.S. Treasury 5.25% 2028	50,000	68,953
U.S. Treasury 6.25% 2030	11,435	17,646
U.S. Treasury 4.50% 2036	116,957	153,369
U.S. Treasury 3.50% 2039	10,000	11,264
U.S. Treasury 4.375% 2039	48,000	62,231
U.S. Treasury 3.875% 2040	47,010	56,305
U.S. Treasury 4.625% 2040	71,725	96,576
U.S. Treasury 3.75% 2041	100,846	118,100
U.S. Treasury 2.75% 2042	42,500	40,880
U.S. Treasury 2.75% 2042	40,100	38,527
U.S. Treasury 3.00% 2042	168,500	171,027
U.S. Treasury 3.125% 2042	35,000	36,460
		6,521,062

U.S. TREASURY INFLATION-PROTECTED SECURITIES[9] — 2.68%
U.S. Treasury Inflation-Protected Security 0.625% 2013	63,431	63,368
U.S. Treasury Inflation-Protected Security 1.875% 2013	51,171	52,022
U.S. Treasury Inflation-Protected Security 1.625% 2015	24,168	25,684
U.S. Treasury Inflation-Protected Security 0.125% 2016	38,513	40,557
U.S. Treasury Inflation-Protected Security 0.125% 2017	286,935	307,241
U.S. Treasury Inflation-Protected Security 0.125% 2022	150,518	163,378
U.S. Treasury Inflation-Protected Security 0.125% 2022	25,551	27,746
U.S. Treasury Inflation-Protected Security 2.375% 2025	45,623	61,574
U.S. Treasury Inflation-Protected Security 2.00% 2026	5,361	7,031
U.S. Treasury Inflation-Protected Security 2.125% 2041	6,232	9,199
U.S. Treasury Inflation-Protected Security 0.75% 2042	139,891	153,295
		911,095

Total U.S. Treasury bonds & notes		7,432,157

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.58%
United Mexican States Government 3.50% 2017[9]	MXN95,016	8,173
United Mexican States Government Global 5.95% 2019	$5,170	6,385
United Mexican States Government, Series M, 6.50% 2021	MXN292,500	24,568
United Mexican States Government Global, Series A, 3.625% 2022	$11,000	12,059
United Mexican States Government, Series M20, 10.00% 2024	MXN 76,000	8,242
United Mexican States Government, Series M30, 10.00% 2036	55,500	6,219
United Mexican States Government 4.00% 2040[9]	144,247	14,623
JPMorgan Chase & Co. 7.50% 2018[2]	RUB403,000	13,361
Russian Federation 5.00% 2020	$23,900	28,274
Russian Federation 7.50% 2030[1]	28,528	36,698
Russian Federation 7.50% 2030[1,4]	112	145
Turkey (Republic of) 9.00% 2016	TRY4,900	2,968
Turkey (Republic of) 7.50% 2017	$ 5,725	6,990
Turkey (Republic of) 6.75% 2018	17,250	20,959
Turkey (Republic of) 4.00% 2020[9]	TRY16,355	11,379
Turkey (Republic of) 10.50% 2020	4,500	3,092
Turkey (Republic of) 5.625% 2021	$ 8,000	9,540
Turkey (Republic of) 8.00% 2034	1,250	1,878
Turkey (Republic of) 6.75% 2040	9,300	12,660
Turkey (Republic of) 6.00% 2041	5,650	7,069
Venezuela (Republic of) 8.50% 2014	245	252
Venezuela (Republic of) 7.65% 2025	985	872
Venezuela (Republic of) 9.25% 2027	41,315	41,522
Venezuela (Republic of) 9.25% 2028	25,605	25,349
Polish Government, Series 1017, 5.25% 2017	PLN52,195	$18,394
Polish Government 6.375% 2019	$36,085	45,123
Polish Government 5.00% 2022	2,700	3,195
Indonesia (Republic of) 5.875% 2020	6,800	8,211
Indonesia (Republic of) 5.875% 2020[4]	6,200	7,486
Indonesia (Republic of) 3.75% 2022	10,150	10,848
Indonesia (Republic of) 7.75% 2038	18,400	27,876
Indonesia (Republic of) 5.25% 2042	6,900	8,073
Japanese Government, Series 296, 1.50% 2018	¥2,468,700	30,537
Japanese Government, Series 29, 2.40% 2038	1,342,250	17,113
Brazil (Federal Republic of) 10.00% 2017	BRL28,515	14,698
Brazil (Federal Republic of) 6.00% 2017[9]	41,654	23,455
Brazil (Federal Republic of) Global 4.875% 2021	$ 5,250	6,352
Brazil (Federal Republic of) Global 12.25% 2030	425	863
France Government Agency-Guaranteed, Société Finance 2.875% 2014[4]	33,200	34,551
France Government Agency-Guaranteed, Société Finance 3.375% 2014[4]	10,000	10,390
Colombia (Republic of) Global 12.00% 2015	COP8,795,000	6,066
Colombia (Republic of) Global 7.375% 2019	$6,725	8,874
Colombia (Republic of) Global 4.375% 2021	2,400	2,770
Colombia (Republic of) Global 7.75% 2021	COP 7,505,000	5,347
Colombia (Republic of) Global 9.85% 2027	12,551,000	10,940
Colombia (Republic of) Global 7.375% 2037	$ 7,000	10,923
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 2014[4]	23,005	23,967
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[4]	20,000	20,936
South Korean Government 5.75% 2014	21,100	22,417
South Korean Government 5.25% 2015	KRW11,137,000	11,057
South Korean Government 5.50% 2017	10,100,000	10,484
Philippines (Republic of) 5.50% 2026	$ 9,750	12,358
Philippines (Republic of) 6.375% 2034	15,500	21,816
Philippines (Republic of) 6.25% 2036	PHP326,000	9,493
Uruguay (Republic of) 5.00% 2018[9]	UYU400,564	24,953
Uruguay (Republic of) 4.375% 2028[1,9]	230,444	14,472
Uruguay (Republic of) 7.625% 2036[1]	$1,250	1,942
Spanish Government 3.80% 2017	€8,475	11,177
Spanish Government 5.50% 2017	7,975	11,162
Spanish Government 5.50% 2021	8,275	11,217
Spanish Government 4.20% 2037	4,300	4,558
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 2013[4]	$35,000	35,026
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[4]	33,320	34,849
Chilean Government 3.875% 2020	3,000	3,392
Chilean Government 5.50% 2020	CLP4,135,000	9,674
Chilean Government 3.25% 2021	$9,950	10,845
Chilean Government 6.00% 2021	CLP2,310,000	4,999
Iraq (Republic of) 5.80% 2028[1]	$28,450	27,099
Peru (Republic of) 8.75% 2033	8,226	14,334
Peru (Republic of) 6.55% 2037[1]	7,500	10,875
Argentina (Republic of) 7.00% 2015	1,285	1,143
Argentina (Republic of) 8.28% 2033[1,6]	26,324	18,953
Netherlands Government 1.00% 2017	18,300	18,478
European Investment Bank 1.00% 2015	9,100	9,221
European Investment Bank 1.00% 2017	5,000	5,023
KfW 1.00% 2015	8,400	8,498
KfW 2.00% 2022	4,325	4,329
South Africa (Republic of) 5.50% 2020	10,750	12,792
Croatian Government 6.75% 2019	7,985	9,193
Croatian Government 6.75% 2019[4]	2,865	3,298
Bermudan Government 5.603% 2020[4]	5,110	6,019
Bermudan Government 5.603% 2020	3,940	4,641
Bermudan Government 4.138% 2023[4]	1,700	1,811
Bahrain Government 5.50% 2020	10,440	11,275
Bahrain Government 5.50% 2020[4]	$ 510	$ 551
State of Qatar 3.125% 2017[4]	3,750	3,969
State of Qatar 5.25% 2020	5,000	5,987
State of Qatar 4.50% 2022[4]	500	576
Dominican Republic 9.04% 2018[1,4]	4,481	5,086
Dominican Republic 7.50% 2021[1,4]	3,500	4,091
Dominican Republic 7.50% 2021[1]	950	1,111
Lithuania (Republic of) 6.625% 2022	3,700	4,745
Lithuania (Republic of) 6.625% 2022[4]	3,400	4,361
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	7,000	8,141
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[4]	8,000	8,105
German Government 3.25% 2042	€4,570	7,525
Hungarian Government 6.25% 2020	$6,700	7,429
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[4]	7,000	7,299
Kommunalbanken 1.00% 2014[4]	2,924	2,947
Kommunalbanken 0.443% 2016[2,4]	4,250	4,255
Gabonese Republic 8.20% 2017	5,300	6,479
El Salvador (Republic of) 7.375% 2019	4,800	5,537
Morocco Government 4.25% 2022[4]	2,700	2,713
Morocco Government 5.50% 2042[4]	2,300	2,339
Italian Government 4.75% 2017	€3,175	4,476
Israeli Government 5.125% 2019	$ 500	585
Israeli Government 4.00% 2022	3,500	3,814
FMS Wertmanagement 1.00% 2017	4,400	4,389
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[4]	4,000	4,089
Sri Lanka (Republic of) 6.25% 2021[4]	3,400	3,721
Panama (Republic of) Global 7.125% 2026	300	427
Panama (Republic of) Global 8.875% 2027	250	408
Panama (Republic of) Global 9.375% 2029	340	583
Panama (Republic of) Global 6.70% 2036[1]	1,504	2,143
Slovenia (Republic of) 5.50% 2022[4]	3,000	3,157
Province of Buenos Aires 10.875% 2021[1,4]	1,500	1,125
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 2013[4]	600	603
LCR Finance PLC 5.10% 2051	£165	367
		1,216,271

FEDERAL AGENCY BONDS & NOTES — 2.85%
Federal Home Loan Bank, Series 2753, 0.28% 2013	$100,000	100,031
Federal Home Loan Bank 1.625% 2013	22,100	22,171
Federal Home Loan Bank 3.625% 2013	75,000	77,037
Federal Home Loan Bank 2.50% 2014	25,000	25,797
Federal Home Loan Bank 5.50% 2014	8,000	8,672
Federal Home Loan Bank, Series 2816, 1.00% 2017	31,025	31,381
Federal Home Loan Bank 2.75% 2018	16,635	18,182
Federal Home Loan Bank 4.125% 2020	14,525	17,186
Federal Home Loan Bank 5.50% 2036	2,600	3,567
Freddie Mac 0.50% 2014	12,400	12,441
Freddie Mac 2.50% 2014	12,000	12,350
Freddie Mac 4.50% 2014	7,400	7,728
Freddie Mac 5.00% 2014	25,000	26,813
Freddie Mac 1.75% 2015	37,350	38,711
Freddie Mac 2.50% 2016	15,200	16,210
Freddie Mac 5.50% 2016	17,980	21,095
Freddie Mac 5.00% 2017	11,500	13,589
Freddie Mac 4.875% 2018	13,365	16,136
Freddie Mac 1.25% 2019	96,640	96,362
Fannie Mae 0.75% 2013	99,300	99,793
Fannie Mae 4.625% 2013	36,700	37,975
Fannie Mae 2.50% 2014	7,250	7,472
Fannie Mae 3.00% 2014	9,500	9,939
Fannie Mae 0.50% 2015	$17,500	$ 17,563
Fannie Mae 5.375% 2016	10,420	12,167
Fannie Mae 6.25% 2029	400	574
Fannie Mae 6.625% 2030	2,875	4,359
Fannie Mae: 7.125% 2030	5,400	8,448
Tennessee Valley Authority, Series A, 5.50% 2017	1,500	1,813
Tennessee Valley Authority, Series A, 3.875% 2021	4,125	4,792
Tennessee Valley Authority 1.875% 2022	23,750	23,573
Tennessee Valley Authority, 4.65% 2035	4,000	4,821
Tennessee Valley Authority 5.25% 2039	21,250	27,933
Tennessee Valley Authority 3.50% 2042	13,800	13,663
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	3,958
Tennessee Valley Authority, Series A, 4.625% 2060	1,100	1,312
CoBank, ACB 7.875% 2018[4]	23,615	30,294
CoBank, ACB 0.908% 2022[2,4]	34,865	28,669
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,700	34,509
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,151
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,470
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	5,000	5,919
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,516
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,926
		970,068

ASSET-BACKED OBLIGATIONS[1] — 0.66%
Aesop Funding II LLC, Series 2010-2A, Class A, 3.63% 2014[4]	12,400	12,517
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[4]	20,000	21,166
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 2014[4]	4,500	4,525
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[4]	17,500	19,044
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4]	23,695	22,806
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	18,000	18,154
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,720	17,772
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.359% 2037[2]	17,158	13,428
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	3,555	3,714
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	10	10
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,072
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	483	492
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	1,310	1,337
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 0.629% 2015[2]	10,000	9,998
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.37% 2019[2,4]	10,418	8,909
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	8,517	8,847
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	3	3
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	4,609	4,866
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,314
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.659% 2033[2]	2,770	2,645
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	1,257	1,329
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040	645	697
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040	2,117	2,321
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.37% 2037[2]	8,736	6,616
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.34% 2026[2]	372	322
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.34% 2029[2]	6,546	5,649
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.14% 2035[2]	6,500	5,969
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	3,706	3,858
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028	3,271	3,184
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	2	2
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	2,167	2,340
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.959% 2033[2]	808	692
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	1,447	1,540
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	1,158	1,272
Ally Master Owner Trust, Series 2011-1, Class A2, 2.15% 2016	2,450	2,491
Hyundai Auto Receivables Trust, Series 2011-A, Class A3, 1.16% 2015	1,946	1,954
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	$1,900	$ 1,918
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[4]	£1,160	1,621
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.34% 2036[2]	$ 1,138	861
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	603	610
		225,865

MUNICIPALS — 0.46%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.50% 2034	4,240	5,903
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	2,290	3,187
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.35% 2039	1,335	1,874
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.55% 2039	11,680	16,830
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	19,725	28,959
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	6,830	9,849
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	17,000	19,381
State of New York, Long Island Power Authority, Electric System General Revenue Refunding Bonds,
Series 2009-A, 5.75% 2039	14,330	17,043
State of Illinois, Regional Transportation Authority of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
General Obligation Revenue Refunding Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,429
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	11,807	12,126
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds, Series 2012-E, 2.197% 2019	8,000	8,179
State of New York, Metropolitan Transportation Authority, Dedicated Tax Fund Bonds (Federally Taxable-Issuer
Subsidy-Build America Bonds), Series 2009-C, 7.336% 2039	5,500	7,985
State of Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue Bonds, Series 2007, 5.50% 2023	6,000	6,937
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	125	131
		154,813

Total bonds & notes (cost: $30,121,248,000)		31,669,554

Convertible securities — 0.04%

INFORMATION TECHNOLOGY — 0.04%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	11,500	12,032

Total convertible securities (cost: $10,588,000)		12,032

Preferred securities — 0.01%	Shares

FINANCIALS — 0.01%
CoBank, ACB, Class E, noncumulative[4]	6,250	4,213

Total preferred securities (cost: $5,820,000)		4,213

Common stocks — 0.02%

MATERIALS — 0.01%
NewPage Holdings Inc.[3,10,11]	45,840	4,983

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.[3,4,10]	453,779	2,314

		Value
Common stocks	Shares	(000)

ENERGY — 0.00%
General Maritime Corp.[3,4,10]	1,716	$ 63

INDUSTRIALS — 0.00%
Atrium Corp.[3,4,10]	985	35

Total common stocks (cost: $19,023,000)		7,395

Warrants — 0.00%

ENERGY — 0.00%
General Maritime Corp., warrants, expire 2017[3,4,10]	2,654	20

Total warrants (cost: $671,000)		20

	Principal amount
Short-term securities — 16.32%	(000)

Fannie Mae 0.125%–0.185% due 1/2–7/1/2013	$1,369,017	1,368,787
Freddie Mac 0.10%–0.20% due 1/22–8/20/2013	1,271,251	1,270,917
U.S. Treasury Bills 0.109%–0.18% due 1/10–11/14/2013	1,183,500	1,183,090
Federal Home Loan Bank 0.08%–0.21% due 1/7–12/10/2013	942,572	942,324
Federal Farm Credit Banks 0.17%–0.22% due 3/1–12/2/2013	170,000	169,923
Variable Funding Capital Company LLC 0.17%–0.18% due 1/11–1/24/2013[4]	151,000	150,987
Chariot Funding, LLC 0.16% due 1/14/2013[4]	50,000	49,997
Jupiter Securitization Co., LLC 0.21%–0.25% due 1/3–3/26/2013[4]	73,398	73,373
Coca-Cola Co. 0.16%–0.18% due 1/25–4/10/2013[4]	71,200	71,186
Procter & Gamble Co. 0.15% due 1/8–2/25/2013[4]	63,300	63,293
National Rural Utilities Cooperative Finance Corp. 0.15% due 2/13/2013	50,000	49,991
Google Inc. 0.10%–0.15% due 1/23–3/6/2013[4]	41,700	41,695
Regents of the University of California 0.14% due 1/23/2013	35,000	34,997
Paccar Financial Corp. 0.16%–0.17% due 1/10–1/14/2013	30,100	30,097
Private Export Funding Corp. 0.21% due 1/8/2013[4]	25,000	24,999
Emerson Electric Co. 0.16% due 3/19/2013[4]	20,000	19,994

Total short-term securities (cost: $5,544,725,000)		5,545,650

Total investment securities (cost: $35,702,075,000)		37,238,864
Other assets less liabilities		(3,254,779)

Net assets		$33,984,085

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $20,060,000, which represented .06% of the net assets of the fund.
4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,803,815,000, which represented 11.19% of the net assets of the fund.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $288,976,000, which represented .85% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7Scheduled interest and/or principal payment was not received.

8Step bond; coupon rate will increase at a later date.

9Index-linked bond whose principal amount moves with a government price index.

10Security did not produce income during the last 12 months.

11Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/17/2009 to 9/9/2011 at a cost of $9,452,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations and symbols

BRL = Brazilian reais	¥ = Japanese yen	RUB = Russian rubles
CLP = Chilean pesos	KRW = South Korean won	TRY = Turkish lira
COP = Colombian pesos	MXN = Mexican pesos	UYU = Uruguayan pesos
€ = Euros	PHP = Philippine pesos
£ = British pounds	PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-008-0213O-S32829

INFO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of

The Bond Fund of America:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Bond Fund of America (the “Fund”) as of December 31, 2012, and for the year then ended and have issued our report thereon dated February 11, 2013, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund’s investment portfolio (the “Schedule”) as of December 31, 2012, appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund’s management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 11, 2013

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: February 28, 2013

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2013